American Century Investments®
Quarterly Portfolio Holdings
High Income Fund
June 30, 2023

High Income - Schedule of Investments
JUNE 30, 2023 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
CORPORATE BONDS — 95.4%
Aerospace and Defense — 2.5%
Bombardier, Inc., 7.50%, 3/15/25(1)	214,000	214,634
Bombardier, Inc., 7.125%, 6/15/26(1)	1,700,000	1,690,366
Bombardier, Inc., 7.875%, 4/15/27(1)	6,675,000	6,667,193
Bombardier, Inc., 6.00%, 2/15/28(1)	2,975,000	2,815,269
Bombardier, Inc., 7.50%, 2/1/29(1)	1,650,000	1,632,799
BWX Technologies, Inc., 4.125%, 4/15/29(1)	975,000	881,400
Howmet Aerospace, Inc., 5.125%, 10/1/24	1,072,000	1,060,926
Howmet Aerospace, Inc., 5.90%, 2/1/27	520,000	524,650
Howmet Aerospace, Inc., 5.95%, 2/1/37	3,075,000	3,134,161
Rolls-Royce PLC, 3.625%, 10/14/25(1)	250,000	237,432
Spirit AeroSystems, Inc., 7.50%, 4/15/25(1)	1,500,000	1,484,129
Spirit AeroSystems, Inc., 4.60%, 6/15/28	2,025,000	1,700,862
Spirit AeroSystems, Inc., 9.375%, 11/30/29(1)	1,925,000	2,063,263
TransDigm UK Holdings PLC, 6.875%, 5/15/26	450,000	446,366
TransDigm, Inc., 6.25%, 3/15/26(1)	350,000	348,604
TransDigm, Inc., 6.375%, 6/15/26	2,500,000	2,470,592
TransDigm, Inc., 7.50%, 3/15/27	2,848,000	2,855,533
TransDigm, Inc., 5.50%, 11/15/27	9,675,000	9,136,681
TransDigm, Inc., 6.75%, 8/15/28(1)	3,325,000	3,341,758
TransDigm, Inc., 4.625%, 1/15/29	1,575,000	1,402,896
TransDigm, Inc., 4.875%, 5/1/29	2,800,000	2,504,511
Triumph Group, Inc., 7.75%, 8/15/25	1,050,000	1,021,954
Triumph Group, Inc., 9.00%, 3/15/28(1)	1,450,000	1,482,319
		49,118,298
Air Freight and Logistics†
Cargo Aircraft Management, Inc., 4.75%, 2/1/28(1)	400,000	350,788
Rand Parent LLC, 8.50%, 2/15/30(1)	425,000	385,158
Western Global Airlines LLC, 10.375%, 8/15/25(1)(3)	1,450,000	8,156
		744,102
Automobile Components — 1.1%
Adient Global Holdings Ltd., 7.00%, 4/15/28(1)	1,125,000	1,138,489
Adient Global Holdings Ltd., 8.25%, 4/15/31(1)	1,475,000	1,499,602
Clarios Global LP, 6.75%, 5/15/25(1)	518,000	518,905
Clarios Global LP / Clarios US Finance Co., 8.50%, 5/15/27(1)	900,000	903,160
Dealer Tire LLC / DT Issuer LLC, 8.00%, 2/1/28(1)	1,100,000	1,003,413
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/29(1)	3,175,000	2,594,053
Goodyear Tire & Rubber Co., 9.50%, 5/31/25	360,000	368,450
Goodyear Tire & Rubber Co., 5.00%, 7/15/29	2,675,000	2,415,314
Goodyear Tire & Rubber Co., 5.25%, 4/30/31	400,000	351,781
Goodyear Tire & Rubber Co., 5.25%, 7/15/31	3,675,000	3,196,607
Goodyear Tire & Rubber Co., 5.625%, 4/30/33	925,000	806,295
IHO Verwaltungs GmbH, 6.38% Cash or 7.13% PIK, 5/15/29(1)	900,000	835,761
Patrick Industries, Inc., 7.50%, 10/15/27(1)	1,743,000	1,687,921
Patrick Industries, Inc., 4.75%, 5/1/29(1)	1,850,000	1,591,120
Wheel Pros, Inc., 6.50%, 5/15/29(1)	1,600,000	484,240
ZF North America Capital, Inc., 6.875%, 4/14/28(1)	1,050,000	1,064,368
ZF North America Capital, Inc., 7.125%, 4/14/30(1)	1,050,000	1,069,046
		21,528,525

Automobiles — 3.0%
Ford Motor Co., 3.25%, 2/12/32	2,575,000	2,028,081
Ford Motor Co., 6.10%, 8/19/32	1,975,000	1,916,009
Ford Motor Co., 4.75%, 1/15/43	4,334,000	3,336,590
Ford Motor Co., 5.29%, 12/8/46	8,575,000	7,070,062
Ford Motor Credit Co. LLC, 5.58%, 3/18/24	1,800,000	1,788,923
Ford Motor Credit Co. LLC, 4.69%, 6/9/25	1,800,000	1,735,500
Ford Motor Credit Co. LLC, 5.125%, 6/16/25	3,150,000	3,066,305
Ford Motor Credit Co. LLC, 4.13%, 8/4/25	1,600,000	1,518,882
Ford Motor Credit Co. LLC, 3.375%, 11/13/25	1,500,000	1,396,207
Ford Motor Credit Co. LLC, 6.95%, 3/6/26	1,450,000	1,459,126
Ford Motor Credit Co. LLC, 6.95%, 6/10/26	1,600,000	1,609,472
Ford Motor Credit Co. LLC, 4.54%, 8/1/26	1,200,000	1,129,074
Ford Motor Credit Co. LLC, 2.70%, 8/10/26	1,400,000	1,251,236
Ford Motor Credit Co. LLC, 4.27%, 1/9/27	800,000	741,335
Ford Motor Credit Co. LLC, 3.82%, 11/2/27	800,000	715,763
Ford Motor Credit Co. LLC, 7.35%, 11/4/27	1,200,000	1,228,344
Ford Motor Credit Co. LLC, 2.90%, 2/16/28	400,000	342,971
Ford Motor Credit Co. LLC, 6.80%, 5/12/28	2,400,000	2,404,805
Ford Motor Credit Co. LLC, 5.11%, 5/3/29	9,750,000	9,051,647
Ford Motor Credit Co. LLC, 7.35%, 3/6/30	1,400,000	1,431,314
Ford Motor Credit Co. LLC, 4.00%, 11/13/30	2,400,000	2,053,160
Ford Motor Credit Co. LLC, 3.625%, 6/17/31	1,700,000	1,395,181
Jaguar Land Rover Automotive PLC, 7.75%, 10/15/25(1)	1,800,000	1,808,995
Jaguar Land Rover Automotive PLC, 5.875%, 1/15/28(1)	1,800,000	1,663,098
Jaguar Land Rover Automotive PLC, 5.50%, 7/15/29(1)	1,400,000	1,196,066
Mclaren Finance PLC, 7.50%, 8/1/26(1)	1,400,000	1,201,165
Nissan Motor Co. Ltd., 4.81%, 9/17/30(1)	550,000	482,859
PM General Purchaser LLC, 9.50%, 10/1/28(1)	1,275,000	1,249,026
Thor Industries, Inc., 4.00%, 10/15/29(1)	1,475,000	1,253,750
Winnebago Industries, Inc., 6.25%, 7/15/28(1)	1,525,000	1,496,315
		59,021,261
Banks — 1.1%
Freedom Mortgage Corp., 7.625%, 5/1/26(1)	2,300,000	2,119,966
Freedom Mortgage Corp., 6.625%, 1/15/27(1)	2,875,000	2,491,910
LD Holdings Group LLC, 6.50%, 11/1/25(1)	950,000	750,785
LD Holdings Group LLC, 6.125%, 4/1/28(1)	500,000	287,945
Nationstar Mortgage Holdings, Inc., 6.00%, 1/15/27(1)	1,075,000	1,001,341
Nationstar Mortgage Holdings, Inc., 5.50%, 8/15/28(1)	1,975,000	1,732,608
Nationstar Mortgage Holdings, Inc., 5.125%, 12/15/30(1)	1,675,000	1,360,267
Nationstar Mortgage Holdings, Inc., 5.75%, 11/15/31(1)	700,000	575,750
Provident Funding Associates LP / PFG Finance Corp., 6.375%, 6/15/25(1)	580,000	512,587
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc., 3.625%, 3/1/29(1)	3,050,000	2,566,462
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc., 3.875%, 3/1/31(1)	475,000	385,585
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc., 4.00%, 10/15/33(1)	3,500,000	2,741,165
UniCredit SpA, VRN, 5.46%, 6/30/35(1)	2,500,000	2,123,645
United Wholesale Mortgage LLC, 5.75%, 6/15/27(1)	825,000	754,034
United Wholesale Mortgage LLC, 5.50%, 4/15/29(1)	2,300,000	1,974,527
		21,378,577
Beverages — 0.2%
Primo Water Holdings, Inc., 4.375%, 4/30/29(1)	2,550,000	2,187,734
Triton Water Holdings, Inc., 6.25%, 4/1/29(1)	1,500,000	1,288,890
		3,476,624
Biotechnology†
Grifols Escrow Issuer SA, 4.75%, 10/15/28(1)	1,125,000	977,558

Broadline Retail — 0.7%
Go Daddy Operating Co. LLC / GD Finance Co., Inc., 5.25%, 12/1/27(1)	2,750,000	2,615,085
Go Daddy Operating Co. LLC / GD Finance Co., Inc., 3.50%, 3/1/29(1)	1,100,000	943,517
Kohl's Corp., 4.625%, 5/1/31	300,000	209,100
Kohl's Corp., 5.55%, 7/17/45	325,000	193,817
Macy's Retail Holdings LLC, 5.875%, 4/1/29(1)	2,075,000	1,895,720
Macy's Retail Holdings LLC, 5.875%, 3/15/30(1)	175,000	156,133
Macy's Retail Holdings LLC, 6.125%, 3/15/32(1)	225,000	197,142
Macy's Retail Holdings LLC, 4.50%, 12/15/34	250,000	180,050
Macy's Retail Holdings LLC, 6.375%, 3/15/37	775,000	596,331
Macy's Retail Holdings LLC, 5.125%, 1/15/42	2,675,000	1,823,825
Match Group Holdings II LLC, 5.00%, 12/15/27(1)	1,375,000	1,276,564
Match Group Holdings II LLC, 4.625%, 6/1/28(1)	550,000	505,774
Match Group Holdings II LLC, 4.125%, 8/1/30(1)	450,000	385,830
Millennium Escrow Corp., 6.625%, 8/1/26(1)	1,500,000	1,105,741
Nordstrom, Inc., 4.375%, 4/1/30	300,000	248,250
Nordstrom, Inc., 5.00%, 1/15/44	100,000	69,600
QVC, Inc., 4.45%, 2/15/25	450,000	398,160
QVC, Inc., 4.75%, 2/15/27	1,050,000	679,859
QVC, Inc., 4.375%, 9/1/28	250,000	144,027
QVC, Inc., 5.45%, 8/15/34	150,000	72,545
		13,697,070
Building Products — 1.2%
Advanced Drainage Systems, Inc., 5.00%, 9/30/27(1)	450,000	426,292
Advanced Drainage Systems, Inc., 6.375%, 6/15/30(1)	1,025,000	1,015,180
APi Group DE, Inc., 4.125%, 7/15/29(1)	2,175,000	1,880,180
APi Group DE, Inc., 4.75%, 10/15/29(1)	750,000	676,361
Builders FirstSource, Inc., 5.00%, 3/1/30(1)	1,450,000	1,357,236
Builders FirstSource, Inc., 4.25%, 2/1/32(1)	5,075,000	4,421,920
Builders FirstSource, Inc., 6.375%, 6/15/32(1)	1,475,000	1,467,066
Cornerstone Building Brands, Inc., 6.125%, 1/15/29(1)	875,000	692,689
Emerald Debt Merger Sub LLC, 6.625%, 12/15/30(1)	575,000	570,687
Griffon Corp., 5.75%, 3/1/28	2,950,000	2,762,119
Jeld-Wen, Inc., 6.25%, 5/15/25(1)	875,000	883,444
Jeld-Wen, Inc., 4.625%, 12/15/25(1)	750,000	727,429
MIWD Holdco II LLC / MIWD Finance Corp., 5.50%, 2/1/30(1)	775,000	640,375
Oscar AcquisitionCo. LLC / Oscar Finance, Inc., 9.50%, 4/15/30(1)	1,050,000	965,895
PGT Innovations, Inc., 4.375%, 10/1/29(1)	1,625,000	1,517,878
Standard Industries, Inc., 5.00%, 2/15/27(1)	600,000	572,406
Standard Industries, Inc., 4.75%, 1/15/28(1)	975,000	908,940
Standard Industries, Inc., 4.375%, 7/15/30(1)	2,975,000	2,579,316
Standard Industries, Inc., 3.375%, 1/15/31(1)	250,000	201,536
		24,266,949
Capital Markets — 1.7%
AG Issuer LLC, 6.25%, 3/1/28(1)	2,600,000	2,479,480
AG TTMT Escrow Issuer LLC, 8.625%, 9/30/27(1)	350,000	359,075
Coinbase Global, Inc., 3.375%, 10/1/28(1)	2,500,000	1,674,381
Coinbase Global, Inc., 3.625%, 10/1/31(1)	2,825,000	1,672,158
Compass Group Diversified Holdings LLC, 5.25%, 4/15/29(1)	1,775,000	1,557,825
Compass Group Diversified Holdings LLC, 5.00%, 1/15/32(1)	1,025,000	830,831
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 4.75%, 9/15/24	1,404,000	1,342,737
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.25%, 5/15/26	3,275,000	2,983,590
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.25%, 5/15/27	3,592,000	3,101,260
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 4.375%, 2/1/29	525,000	413,033
Iliad Holding SASU, 6.50%, 10/15/26(1)	1,200,000	1,133,668

Iliad Holding SASU, 7.00%, 10/15/28(1)	600,000	553,596
Jane Street Group / JSG Finance, Inc., 4.50%, 11/15/29(1)	2,025,000	1,744,534
LCM Investments Holdings II LLC, 4.875%, 5/1/29(1)	3,250,000	2,784,750
MSCI, Inc., 4.00%, 11/15/29(1)	4,825,000	4,371,066
MSCI, Inc., 3.625%, 9/1/30(1)	500,000	431,644
MSCI, Inc., 3.625%, 11/1/31(1)	2,050,000	1,752,101
NFP Corp., 4.875%, 8/15/28(1)	775,000	693,048
NFP Corp., 6.875%, 8/15/28(1)	2,700,000	2,347,462
NFP Corp., 7.50%, 10/1/30(1)	925,000	896,423
		33,122,662
Chemicals — 2.5%
ASP Unifrax Holdings, Inc., 5.25%, 9/30/28(1)	200,000	144,623
ASP Unifrax Holdings, Inc., 7.50%, 9/30/29(1)	375,000	232,584
Avient Corp., 5.75%, 5/15/25(1)	1,275,000	1,260,672
Avient Corp., 7.125%, 8/1/30(1)	1,525,000	1,543,794
Chemours Co., 5.375%, 5/15/27	650,000	612,884
Chemours Co., 5.75%, 11/15/28(1)	2,425,000	2,230,623
Chemours Co., 4.625%, 11/15/29(1)	1,225,000	1,036,369
Consolidated Energy Finance SA, 6.50%, 5/15/26(1)	400,000	376,760
Consolidated Energy Finance SA, 5.625%, 10/15/28(1)	625,000	532,794
Cornerstone Chemical Co., 8.25% Cash and 2.00% PIK, 9/1/27(1)	650,000	572,813
FXI Holdings, Inc., 12.25%, 11/15/26(1)	3,795,000	3,443,962
FXI Holdings, Inc., 12.25%, 11/15/26(1)	1,117,000	1,008,093
Herens Holdco Sarl, 4.75%, 5/15/28(1)	1,400,000	1,086,393
Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.00%, 7/1/28(1)	525,000	458,201
INEOS Finance PLC, 6.75%, 5/15/28(1)	1,000,000	961,482
Innophos Holdings, Inc., 9.375%, 2/15/28(1)	2,735,000	2,715,959
Iris Holdings, Inc., 8.75% Cash or 9.50% PIK, 2/15/26(1)	1,600,000	1,524,393
LSB Industries, Inc., 6.25%, 10/15/28(1)	525,000	469,280
Methanex Corp., 5.125%, 10/15/27	750,000	699,021
Minerals Technologies, Inc., 5.00%, 7/1/28(1)	1,075,000	979,266
NOVA Chemicals Corp., 5.00%, 5/1/25(1)	100,000	95,785
NOVA Chemicals Corp., 5.25%, 6/1/27(1)	1,150,000	1,023,824
NOVA Chemicals Corp., 4.25%, 5/15/29(1)	725,000	592,434
OCI NV, 4.625%, 10/15/25(1)	628,000	599,152
Olin Corp., 5.625%, 8/1/29	3,150,000	3,039,435
Olympus Water US Holding Corp., 4.25%, 10/1/28(1)	500,000	395,723
Olympus Water US Holding Corp., 6.25%, 10/1/29(1)	2,250,000	1,629,453
Polar US Borrower LLC / Schenectady International Group, Inc., 6.75%, 5/15/26(1)	1,725,000	1,021,988
SCIH Salt Holdings, Inc., 4.875%, 5/1/28(1)	2,400,000	2,146,357
SCIH Salt Holdings, Inc., 6.625%, 5/1/29(1)	2,275,000	1,908,680
SCIL IV LLC / SCIL USA Holdings LLC, 5.375%, 11/1/26(1)	1,850,000	1,688,349
Scotts Miracle-Gro Co., 4.00%, 4/1/31	2,650,000	2,075,772
SPCM SA, 3.125%, 3/15/27(1)	1,275,000	1,144,572
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 5.375%, 9/1/25(1)	2,816,000	2,356,443
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 5.125%, 4/1/29(1)	3,250,000	1,506,050
Tronox, Inc., 4.625%, 3/15/29(1)	3,050,000	2,537,396
WR Grace Holdings LLC, 4.875%, 6/15/27(1)	1,375,000	1,276,937
WR Grace Holdings LLC, 5.625%, 8/15/29(1)	2,125,000	1,743,031
WR Grace Holdings LLC, 7.375%, 3/1/31(1)	800,000	784,705
		49,456,052
Commercial Services and Supplies — 1.8%
ADT Security Corp., 4.125%, 8/1/29(1)	2,225,000	1,924,280
ADT Security Corp., 4.875%, 7/15/32(1)	850,000	727,965
Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.625%, 7/15/26(1)	3,475,000	3,302,061

Allied Universal Holdco LLC / Allied Universal Finance Corp., 9.75%, 7/15/27(1)	4,525,000	4,006,382
Allied Universal Holdco LLC / Allied Universal Finance Corp., 4.625%, 6/1/28(1)	2,200,000	1,864,786
Allied Universal Holdco LLC / Allied Universal Finance Corp., 4.625%, 6/1/28(1)	1,300,000	1,095,087
Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.00%, 6/1/29(1)	3,272,000	2,418,664
APX Group, Inc., 5.75%, 7/15/29(1)	2,300,000	1,999,385
Clean Harbors, Inc., 6.375%, 2/1/31(1)	850,000	856,120
Covanta Holding Corp., 5.00%, 9/1/30	1,200,000	1,020,360
Garda World Security Corp., 4.625%, 2/15/27(1)	600,000	549,541
Garda World Security Corp., 7.75%, 2/15/28(1)	550,000	546,530
Garda World Security Corp., 6.00%, 6/1/29(1)	3,000,000	2,461,372
GrafTech Global Enterprises, Inc., 9.875%, 12/15/28(1)	1,025,000	1,018,594
Madison IAQ LLC, 5.875%, 6/30/29(1)	1,125,000	912,554
Matthews International Corp., 5.25%, 12/1/25(1)	1,000,000	960,625
Metis Merger Sub LLC, 6.50%, 5/15/29(1)	4,275,000	3,692,592
Neptune Bidco US, Inc., 9.29%, 4/15/29(1)	4,725,000	4,342,853
Prime Security Services Borrower LLC / Prime Finance, Inc., 5.25%, 4/15/24(1)	340,000	337,502
Prime Security Services Borrower LLC / Prime Finance, Inc., 3.375%, 8/31/27(1)	600,000	529,774
Prime Security Services Borrower LLC / Prime Finance, Inc., 6.25%, 1/15/28(1)	575,000	539,492
Sotheby's/Bidfair Holdings, Inc., 5.875%, 6/1/29(1)	600,000	467,169
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(1)	1,175,000	1,098,252
		36,671,940
Communications Equipment — 0.6%
Ciena Corp., 4.00%, 1/31/30(1)	1,450,000	1,264,617
CommScope Technologies LLC, 6.00%, 6/15/25(1)	2,036,000	1,900,289
CommScope Technologies LLC, 5.00%, 3/15/27(1)	535,000	373,155
CommScope, Inc., 6.00%, 3/1/26(1)	1,975,000	1,842,998
CommScope, Inc., 8.25%, 3/1/27(1)	725,000	580,999
CommScope, Inc., 7.125%, 7/1/28(1)	2,225,000	1,582,665
CommScope, Inc., 4.75%, 9/1/29(1)	625,000	493,350
Nokia of America Corp., 6.45%, 3/15/29	3,231,000	3,089,644
		11,127,717
Construction and Engineering — 0.5%
Brand Industrial Services, Inc., 8.50%, 7/15/25(1)	675,000	653,991
Howard Midstream Energy Partners LLC, 6.75%, 1/15/27(1)	1,375,000	1,310,994
Howard Midstream Energy Partners LLC, 8.875%, 7/15/28(1)(2)	1,875,000	1,886,719
New Enterprise Stone & Lime Co., Inc., 5.25%, 7/15/28(1)	1,575,000	1,435,510
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/28(1)	2,650,000	2,562,007
Weekley Homes LLC / Weekley Finance Corp., 4.875%, 9/15/28(1)	2,025,000	1,825,416
		9,674,637
Construction Materials — 0.5%
Cemex SAB de CV, 5.45%, 11/19/29(1)	2,800,000	2,701,998
Cemex SAB de CV, 3.875%, 7/11/31(1)	1,325,000	1,116,517
Knife River Corp., 7.75%, 5/1/31(1)	950,000	963,120
Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(1)	3,225,000	3,045,396
Summit Materials LLC / Summit Materials Finance Corp., 6.50%, 3/15/27(1)	875,000	870,308
Summit Materials LLC / Summit Materials Finance Corp., 5.25%, 1/15/29(1)	1,725,000	1,631,763
		10,329,102
Consumer Finance — 2.4%
Acuris Finance US, Inc. / Acuris Finance Sarl, 5.00%, 5/1/28(1)	1,075,000	835,701
Ally Financial, Inc., 6.70%, 2/14/33	400,000	354,280
Curo Group Holdings Corp., 7.50%, 8/1/28(1)	1,300,000	290,875
FirstCash, Inc., 4.625%, 9/1/28(1)	1,625,000	1,453,153
FirstCash, Inc., 5.625%, 1/1/30(1)	975,000	882,106
Global Aircraft Leasing Co. Ltd., 6.50% Cash or 7.25% PIK, 9/15/24(1)	5,004,489	4,586,814
Macquarie Airfinance Holdings Ltd., 8.375%, 5/1/28(1)	625,000	634,356

Navient Corp., 6.125%, 3/25/24	2,160,000	2,145,046
Navient Corp., 5.875%, 10/25/24	3,230,000	3,177,235
Navient Corp., 6.75%, 6/25/25	4,175,000	4,108,617
Navient Corp., 6.75%, 6/15/26	2,575,000	2,485,143
Navient Corp., 5.00%, 3/15/27	300,000	268,657
Navient Corp., 5.50%, 3/15/29	4,750,000	4,054,814
Navient Corp., 9.375%, 7/25/30	1,725,000	1,717,324
Navient Corp., Series A, 5.625%, 8/1/33	400,000	301,218
OneMain Finance Corp., 8.25%, 10/1/23	75,000	75,349
OneMain Finance Corp., 6.125%, 3/15/24	392,000	391,016
OneMain Finance Corp., 6.875%, 3/15/25	1,267,000	1,255,656
OneMain Finance Corp., 7.125%, 3/15/26	4,300,000	4,228,608
OneMain Finance Corp., 6.625%, 1/15/28	1,965,000	1,855,491
OneMain Finance Corp., 3.875%, 9/15/28	400,000	327,360
OneMain Finance Corp., 9.00%, 1/15/29	600,000	605,610
OneMain Finance Corp., 5.375%, 11/15/29	750,000	638,331
OneMain Finance Corp., 4.00%, 9/15/30	825,000	635,992
PRA Group, Inc., 8.375%, 2/1/28(1)	1,500,000	1,360,312
PROG Holdings, Inc., 6.00%, 11/15/29(1)	900,000	793,357
SLM Corp., 3.125%, 11/2/26	4,150,000	3,593,962
Synchrony Financial, 7.25%, 2/2/33	1,125,000	1,014,211
VistaJet Malta Finance PLC / Vista Management Holding, Inc., 7.875%, 5/1/27(1)	1,675,000	1,506,453
VistaJet Malta Finance PLC / Vista Management Holding, Inc., 6.375%, 2/1/30(1)	1,375,000	1,108,432
World Acceptance Corp., 7.00%, 11/1/26(1)	2,100,000	1,839,453
		48,524,932
Consumer Staples Distribution & Retail — 0.7%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.25%, 3/15/26(1)	1,025,000	947,653
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 7.50%, 3/15/26(1)	575,000	585,264
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 4.625%, 1/15/27(1)	2,325,000	2,205,191
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 5.875%, 2/15/28(1)	1,000,000	972,800
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 6.50%, 2/15/28(1)	3,625,000	3,635,132
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.50%, 3/15/29(1)	325,000	281,647
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 4.875%, 2/15/30(1)	750,000	693,143
Ingles Markets, Inc., 4.00%, 6/15/31(1)	2,150,000	1,805,189
Rite Aid Corp., 8.00%, 11/15/26(1)	987,000	485,120
SEG Holding LLC / SEG Finance Corp., 5.625%, 10/15/28(1)	2,450,000	2,323,455
United Natural Foods, Inc., 6.75%, 10/15/28(1)	625,000	518,828
		14,453,422
Containers and Packaging — 2.0%
ARD Finance SA, 6.50% Cash or 7.25% PIK, 6/30/27(1)	4,177,586	3,390,638
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC, 6.00%, 6/15/27(1)	2,000,000	1,966,759
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 4.125%, 8/15/26(1)	800,000	746,121
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 5.25%, 8/15/27(1)	2,750,000	2,333,063
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 5.25%, 8/15/27(1)	1,000,000	848,386
Ball Corp., 4.875%, 3/15/26	1,000,000	973,612
Ball Corp., 6.875%, 3/15/28	1,775,000	1,811,952
Ball Corp., 6.00%, 6/15/29	1,975,000	1,962,656
Ball Corp., 3.125%, 9/15/31	750,000	617,850
Berry Global, Inc., 4.875%, 7/15/26(1)	500,000	481,075
Berry Global, Inc., 5.625%, 7/15/27(1)	750,000	734,738
Clydesdale Acquisition Holdings, Inc., 6.625%, 4/15/29(1)	225,000	214,841
Crown Americas LLC, 5.25%, 4/1/30	1,175,000	1,118,718
Crown Americas LLC / Crown Americas Capital Corp. VI, 4.75%, 2/1/26	700,000	679,046
Intelligent Packaging Holdco Issuer LP, 9.00% Cash or 9.75% PIK, 1/15/26(1)	925,000	704,616
Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd. Co.-Issuer LLC, 6.00%, 9/15/28(1)	1,650,000	1,404,306

LABL, Inc., 10.50%, 7/15/27(1)	900,000	865,169
LABL, Inc., 5.875%, 11/1/28(1)	600,000	546,813
LABL, Inc., 9.50%, 11/1/28(1)	250,000	254,659
LABL, Inc., 8.25%, 11/1/29(1)	1,500,000	1,257,187
Mauser Packaging Solutions Holding Co., 7.875%, 8/15/26(1)	500,000	497,294
Mauser Packaging Solutions Holding Co., 9.25%, 4/15/27(1)	425,000	392,775
OI European Group BV, 4.75%, 2/15/30(1)	3,075,000	2,779,185
Owens-Brockway Glass Container, Inc., 6.375%, 8/15/25(1)	700,000	702,247
Owens-Brockway Glass Container, Inc., 6.625%, 5/13/27(1)	4,131,000	4,095,648
Owens-Brockway Glass Container, Inc., 7.25%, 5/15/31(1)	1,150,000	1,165,813
Sealed Air Corp., 4.00%, 12/1/27(1)	1,614,000	1,474,712
Sealed Air Corp., 5.00%, 4/15/29(1)	1,800,000	1,676,754
Sealed Air Corp. / Sealed Air Corp. US, 6.125%, 2/1/28(1)	375,000	372,644
Trident TPI Holdings, Inc., 12.75%, 12/31/28(1)	500,000	519,125
TriMas Corp., 4.125%, 4/15/29(1)	2,050,000	1,828,723
Trivium Packaging Finance BV, 5.50%, 8/15/26(1)	800,000	769,163
		39,186,288
Distributors — 0.4%
American Builders & Contractors Supply Co., Inc., 4.00%, 1/15/28(1)	600,000	547,403
BCPE Empire Holdings, Inc., 7.625%, 5/1/27(1)	2,400,000	2,234,614
OPENLANE, Inc., 5.125%, 6/1/25(1)	204,000	200,157
Performance Food Group, Inc., 5.50%, 10/15/27(1)	650,000	627,236
Performance Food Group, Inc., 4.25%, 8/1/29(1)	1,975,000	1,760,388
Resideo Funding, Inc., 4.00%, 9/1/29(1)	425,000	353,075
Ritchie Bros Holdings, Inc., 6.75%, 3/15/28(1)	925,000	933,482
Ritchie Bros Holdings, Inc., 7.75%, 3/15/31(1)	750,000	779,007
Windsor Holdings III LLC, 8.50%, 6/15/30(1)(2)	900,000	896,913
		8,332,275
Diversified Consumer Services — 0.5%
Adtalem Global Education, Inc., 5.50%, 3/1/28(1)	1,733,000	1,574,690
Carriage Services, Inc., 4.25%, 5/15/29(1)	1,825,000	1,572,456
Graham Holdings Co., 5.75%, 6/1/26(1)	675,000	662,776
Service Corp. International, 5.125%, 6/1/29	500,000	472,360
Service Corp. International, 3.375%, 8/15/30	1,050,000	879,060
Service Corp. International, 4.00%, 5/15/31	4,200,000	3,599,484
Sotheby's, 7.375%, 10/15/27(1)	1,000,000	900,933
		9,661,759
Diversified REITs — 2.0%
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 4.50%, 4/1/27(1)	400,000	337,337
HAT Holdings I LLC / HAT Holdings II LLC, 6.00%, 4/15/25(1)	900,000	888,939
HAT Holdings I LLC / HAT Holdings II LLC, 3.375%, 6/15/26(1)	1,350,000	1,211,326
HAT Holdings I LLC / HAT Holdings II LLC, 3.75%, 9/15/30(1)	475,000	373,126
Iron Mountain Information Management Services, Inc., 5.00%, 7/15/32(1)	5,200,000	4,496,572
MPT Operating Partnership LP / MPT Finance Corp., 5.25%, 8/1/26	1,200,000	1,067,954
MPT Operating Partnership LP / MPT Finance Corp., 5.00%, 10/15/27	3,250,000	2,737,439
MPT Operating Partnership LP / MPT Finance Corp., 4.625%, 8/1/29	1,550,000	1,173,180
MPT Operating Partnership LP / MPT Finance Corp., 3.50%, 3/15/31	725,000	500,270
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer, 7.50%, 6/1/25(1)	1,325,000	1,326,458
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer, 5.875%, 10/1/28(1)	1,050,000	964,588
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer, 4.875%, 5/15/29(1)	1,750,000	1,509,856
RHP Hotel Properties LP / RHP Finance Corp., 7.25%, 7/15/28(1)	825,000	834,182
RHP Hotel Properties LP / RHP Finance Corp., 4.50%, 2/15/29(1)	1,200,000	1,063,080
RLJ Lodging Trust LP, 3.75%, 7/1/26(1)	2,675,000	2,456,720
RLJ Lodging Trust LP, 4.00%, 9/15/29(1)	3,075,000	2,578,037
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 6.00%, 1/15/30(1)	800,000	542,768

Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 10.50%, 2/15/28(1)	3,850,000	3,822,910
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 4.75%, 4/15/28(1)	1,775,000	1,474,681
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 6.50%, 2/15/29(1)	1,175,000	832,715
VICI Properties LP / VICI Note Co., Inc., 4.25%, 12/1/26(1)	783,000	733,187
VICI Properties LP / VICI Note Co., Inc., 3.75%, 2/15/27(1)	1,325,000	1,216,662
VICI Properties LP / VICI Note Co., Inc., 4.50%, 1/15/28(1)	1,100,000	1,011,802
VICI Properties LP / VICI Note Co., Inc., 4.625%, 12/1/29(1)	1,825,000	1,658,505
VICI Properties LP / VICI Note Co., Inc., 4.125%, 8/15/30(1)	2,250,000	1,982,993
XHR LP, 6.375%, 8/15/25(1)	1,325,000	1,302,031
XHR LP, 4.875%, 6/1/29(1)	1,075,000	922,780
		39,020,098
Diversified Telecommunication Services — 2.6%
Altice France Holding SA, 10.50%, 5/15/27(1)	4,350,000	2,639,080
Altice France Holding SA, 6.00%, 2/15/28(1)	4,950,000	2,419,193
Altice France SA, 8.125%, 2/1/27(1)	3,925,000	3,403,079
Altice France SA, 5.50%, 1/15/28(1)	1,250,000	945,377
Altice France SA, 5.125%, 1/15/29(1)	1,950,000	1,392,343
Altice France SA, 5.125%, 7/15/29(1)	4,525,000	3,216,793
Altice France SA, 5.50%, 10/15/29(1)	3,500,000	2,506,498
Cablevision Lightpath LLC, 5.625%, 9/15/28(1)	800,000	593,574
Cogent Communications Group, Inc., 7.00%, 6/15/27(1)	2,100,000	2,033,640
Connect Finco Sarl / Connect US Finco LLC, 6.75%, 10/1/26(1)	1,550,000	1,506,935
Embarq Corp., 8.00%, 6/1/36	1,765,000	1,069,166
Frontier Communications Holdings LLC, 5.875%, 10/15/27(1)	1,400,000	1,286,244
Frontier Communications Holdings LLC, 5.00%, 5/1/28(1)	1,150,000	993,341
Frontier Communications Holdings LLC, 6.75%, 5/1/29(1)	2,900,000	2,252,794
Frontier Communications Holdings LLC, 5.875%, 11/1/29	685,398	501,033
Frontier Communications Holdings LLC, 6.00%, 1/15/30(1)	1,375,000	1,012,662
Frontier Communications Holdings LLC, 8.75%, 5/15/30(1)	1,625,000	1,589,695
Frontier Communications Holdings LLC, 8.625%, 3/15/31(1)	2,525,000	2,445,987
Hughes Satellite Systems Corp., 6.625%, 8/1/26	1,225,000	1,146,484
Level 3 Financing, Inc., 4.625%, 9/15/27(1)	2,425,000	1,690,193
Level 3 Financing, Inc., 4.25%, 7/1/28(1)	3,900,000	2,515,367
Level 3 Financing, Inc., 3.75%, 7/15/29(1)	2,200,000	1,327,330
Level 3 Financing, Inc., 10.50%, 5/15/30(1)	2,181,000	2,214,921
Lumen Technologies, Inc., 4.00%, 2/15/27(1)	775,000	578,425
Lumen Technologies, Inc., 5.375%, 6/15/29(1)	200,000	100,348
Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc., 4.75%, 4/30/27(1)	325,000	287,333
Sprint Capital Corp., 6.875%, 11/15/28	2,075,000	2,201,354
Telecom Italia Capital SA, 6.375%, 11/15/33	1,825,000	1,550,046
Telecom Italia Capital SA, 6.00%, 9/30/34	2,777,000	2,242,770
Telecom Italia Capital SA, 7.20%, 7/18/36	325,000	279,750
Telesat Canada / Telesat LLC, 5.625%, 12/6/26(1)	2,350,000	1,452,370
Telesat Canada / Telesat LLC, 4.875%, 6/1/27(1)	500,000	300,707
Telesat Canada / Telesat LLC, 6.50%, 10/15/27(1)	800,000	329,284
Windstream Escrow LLC / Windstream Escrow Finance Corp., 7.75%, 8/15/28(1)	125,000	103,873
Zayo Group Holdings, Inc., 4.00%, 3/1/27(1)	2,025,000	1,432,453
		51,560,442
Electric Utilities — 0.7%
Drax Finco PLC, 6.625%, 11/1/25(1)	1,350,000	1,331,448
Leeward Renewable Energy Operations LLC, 4.25%, 7/1/29(1)	500,000	446,063
NextEra Energy Operating Partners LP, 4.25%, 9/15/24(1)	57,000	54,649
NextEra Energy Operating Partners LP, 3.875%, 10/15/26(1)	1,975,000	1,837,196
NRG Energy, Inc., 6.625%, 1/15/27	196,000	194,742
NRG Energy, Inc., 3.375%, 2/15/29(1)	675,000	552,695

NRG Energy, Inc., 3.625%, 2/15/31(1)	610,000	476,755
NRG Energy, Inc., 3.875%, 2/15/32(1)	1,100,000	848,826
NRG Energy, Inc., 7.00%, 3/15/33(1)	1,325,000	1,337,760
Pacific Gas & Electric Co., 4.55%, 7/1/30	125,000	113,222
PG&E Corp., 5.00%, 7/1/28	2,650,000	2,434,078
Talen Energy Supply LLC, 8.625%, 6/1/30(1)	1,425,000	1,476,200
Vistra Operations Co. LLC, 5.50%, 9/1/26(1)	1,605,000	1,545,847
Vistra Operations Co. LLC, 5.625%, 2/15/27(1)	600,000	575,626
Vistra Operations Co. LLC, 5.00%, 7/31/27(1)	1,450,000	1,358,530
		14,583,637
Electrical Equipment — 0.2%
Regal Rexnord Corp., 6.05%, 2/15/26(1)	650,000	651,199
Regal Rexnord Corp., 6.05%, 4/15/28(1)	825,000	819,723
Regal Rexnord Corp., 6.30%, 2/15/30(1)	575,000	573,707
Regal Rexnord Corp., 6.40%, 4/15/33(1)	575,000	574,904
WESCO Distribution, Inc., 7.25%, 6/15/28(1)	650,000	663,621
		3,283,154
Electronic Equipment, Instruments and Components — 0.9%
Coherent Corp., 5.00%, 12/15/29(1)	2,575,000	2,327,298
Imola Merger Corp., 4.75%, 5/15/29(1)	8,775,000	7,640,572
Likewize Corp., 9.75%, 10/15/25(1)	975,000	938,807
Sensata Technologies BV, 5.00%, 10/1/25(1)	250,000	244,982
Sensata Technologies BV, 4.00%, 4/15/29(1)	4,225,000	3,765,255
Sensata Technologies BV, 5.875%, 9/1/30(1)	1,200,000	1,168,020
Sensata Technologies, Inc., 3.75%, 2/15/31(1)	775,000	663,703
TTM Technologies, Inc., 4.00%, 3/1/29(1)	2,425,000	2,063,700
		18,812,337
Energy Equipment and Services — 2.6%
Archrock Partners LP / Archrock Partners Finance Corp., 6.875%, 4/1/27(1)	875,000	841,085
Archrock Partners LP / Archrock Partners Finance Corp., 6.25%, 4/1/28(1)	2,700,000	2,538,810
Bristow Group, Inc., 6.875%, 3/1/28(1)	1,900,000	1,806,864
Enerflex Ltd., 9.00%, 10/15/27(1)	1,600,000	1,558,296
Ensign Drilling, Inc., 9.25%, 4/15/24(1)	1,125,000	1,097,564
Global Marine, Inc., 7.00%, 6/1/28	1,050,000	855,750
Nabors Industries Ltd., 7.25%, 1/15/26(1)	550,000	514,093
Nabors Industries Ltd., 7.50%, 1/15/28(1)	1,700,000	1,489,676
Nabors Industries, Inc., 5.75%, 2/1/25	3,348,000	3,243,760
Nine Energy Service, Inc., 13.00%, 2/1/28	1,975,000	1,743,955
Noble Finance II LLC, 8.00%, 4/15/30(1)	1,200,000	1,221,258
Precision Drilling Corp., 7.125%, 1/15/26(1)	1,375,000	1,359,413
Precision Drilling Corp., 6.875%, 1/15/29(1)	2,100,000	1,899,372
Shelf Drilling Holdings Ltd., 8.875%, 11/15/24(1)	1,075,000	1,074,032
Shelf Drilling Holdings Ltd., 8.25%, 2/15/25(1)	4,650,000	4,346,014
Shelf Drilling North Sea Holdings Ltd., 10.25%, 10/31/25(1)	1,000,000	1,004,620
Transocean Poseidon Ltd., 6.875%, 2/1/27(1)	670,313	662,084
Transocean Titan Financing Ltd., 8.375%, 2/1/28(1)	1,325,000	1,354,415
Transocean, Inc., 7.25%, 11/1/25(1)	2,475,000	2,378,859
Transocean, Inc., 7.50%, 1/15/26(1)	2,225,000	2,116,164
Transocean, Inc., 11.50%, 1/30/27(1)	2,673,000	2,772,837
Transocean, Inc., 8.00%, 2/1/27(1)	1,650,000	1,497,598
Transocean, Inc., 8.75%, 2/15/30(1)	1,000,000	1,016,095
Transocean, Inc., 7.50%, 4/15/31	1,900,000	1,499,670
Transocean, Inc., 6.80%, 3/15/38	950,000	661,219
Transocean, Inc., 9.35%, 12/15/41	400,000	319,610
USA Compression Partners LP / USA Compression Finance Corp., 6.875%, 4/1/26	1,500,000	1,470,741

USA Compression Partners LP / USA Compression Finance Corp., 6.875%, 9/1/27	825,000	788,609
Valaris Ltd., 8.375%, 4/30/30(1)	1,575,000	1,581,820
Vantage Drilling International, 9.50%, 2/15/28(1)	1,250,000	1,228,956
Weatherford International Ltd., 8.625%, 4/30/30(1)	6,275,000	6,376,511
		52,319,750
Entertainment — 1.3%
Allen Media LLC / Allen Media Co.-Issuer, Inc., 10.50%, 2/15/28(1)	2,250,000	1,161,630
AMC Entertainment Holdings, Inc., 5.875%, 11/15/26	375,000	177,188
AMC Entertainment Holdings, Inc., 10.00% Cash or 12.00% PIK or 5.00% Cash plus 6.00% PIK, 6/15/26(1)	7,795,980	5,604,764
Cinemark USA, Inc., 5.875%, 3/15/26(1)	3,475,000	3,300,277
Cinemark USA, Inc., 5.25%, 7/15/28(1)	5,325,000	4,689,545
Live Nation Entertainment, Inc., 5.625%, 3/15/26(1)	3,025,000	2,958,948
Live Nation Entertainment, Inc., 6.50%, 5/15/27(1)	1,500,000	1,509,334
Live Nation Entertainment, Inc., 4.75%, 10/15/27(1)	2,400,000	2,241,684
Live Nation Entertainment, Inc., 3.75%, 1/15/28(1)	1,425,000	1,275,375
Netflix, Inc., 5.875%, 11/15/28	625,000	647,064
Odeon Finco PLC, 12.75%, 11/1/27(1)	275,000	269,723
Playtika Holding Corp., 4.25%, 3/15/29(1)	2,100,000	1,865,640
WMG Acquisition Corp., 3.00%, 2/15/31(1)	375,000	303,705
		26,004,877
Financial Services — 1.2%
Burford Capital Global Finance LLC, 6.25%, 4/15/28(1)	600,000	552,657
Enact Holdings, Inc., 6.50%, 8/15/25(1)	3,100,000	3,048,049
Jefferies Finance LLC / JFIN Co.-Issuer Corp., 5.00%, 8/15/28(1)	400,000	328,374
Jefferson Capital Holdings LLC, 6.00%, 8/15/26(1)	2,154,000	1,752,833
Kinetik Holdings LP, 5.875%, 6/15/30(1)	1,675,000	1,593,754
MGIC Investment Corp., 5.25%, 8/15/28	3,055,000	2,884,409
Midcap Financial Issuer Trust, 6.50%, 5/1/28(1)	1,200,000	1,069,422
Midcap Financial Issuer Trust, 5.625%, 1/15/30(1)	1,000,000	795,034
MPH Acquisition Holdings LLC, 5.50%, 9/1/28(1)	1,300,000	1,109,555
MPH Acquisition Holdings LLC, 5.75%, 11/1/28(1)	1,975,000	1,488,913
NMI Holdings, Inc., 7.375%, 6/1/25(1)	1,925,000	1,947,005
Paysafe Finance PLC / Paysafe Holdings US Corp., 4.00%, 6/15/29(1)	1,475,000	1,160,854
PennyMac Financial Services, Inc., 4.25%, 2/15/29(1)	2,200,000	1,769,129
PennyMac Financial Services, Inc., 5.75%, 9/15/31(1)	1,275,000	1,041,144
Radian Group, Inc., 4.50%, 10/1/24	950,000	925,433
Sabre Global, Inc., 9.25%, 4/15/25(1)	104,000	97,097
Sabre Global, Inc., 7.375%, 9/1/25(1)	250,000	222,201
Verscend Escrow Corp., 9.75%, 8/15/26(1)	1,350,000	1,355,970
		23,141,833
Food Products — 1.3%
C&S Group Enterprises LLC, 5.00%, 12/15/28(1)	1,175,000	905,990
Darling Ingredients, Inc., 5.25%, 4/15/27(1)	1,100,000	1,068,925
Darling Ingredients, Inc., 6.00%, 6/15/30(1)	1,800,000	1,759,804
Herbalife Nutrition Ltd. / HLF Financing, Inc., 7.875%, 9/1/25(1)	2,300,000	2,095,795
HLF Financing Sarl LLC / Herbalife International, Inc., 4.875%, 6/1/29(1)	425,000	303,401
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 5.50%, 1/15/30(1)	1,000,000	960,050
Lamb Weston Holdings, Inc., 4.125%, 1/31/30(1)	1,450,000	1,297,372
Lamb Weston Holdings, Inc., 4.375%, 1/31/32(1)	1,450,000	1,296,555
Pilgrim's Pride Corp., 6.25%, 7/1/33	575,000	557,659
Post Holdings, Inc., 5.75%, 3/1/27(1)	1,107,000	1,082,045
Post Holdings, Inc., 5.625%, 1/15/28(1)	1,100,000	1,058,607
Post Holdings, Inc., 5.50%, 12/15/29(1)	4,675,000	4,319,838
Post Holdings, Inc., 4.625%, 4/15/30(1)	350,000	307,102
Post Holdings, Inc., 4.50%, 9/15/31(1)	825,000	705,324

Sigma Holdco BV, 7.875%, 5/15/26(1)	2,400,000	2,065,440
Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed, Inc., 4.625%, 3/1/29(1)	2,025,000	1,624,738
US Foods, Inc., 6.25%, 4/15/25(1)	575,000	575,282
US Foods, Inc., 4.75%, 2/15/29(1)	4,398,000	4,030,896
		26,014,823
Gas Utilities — 0.1%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.50%, 5/20/25	625,000	603,985
AmeriGas Partners LP / AmeriGas Finance Corp., 5.75%, 5/20/27	1,645,000	1,514,096
		2,118,081
Ground Transportation — 1.4%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.75%, 7/15/27(1)	750,000	720,624
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 4.75%, 4/1/28(1)	2,625,000	2,418,727
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.375%, 3/1/29(1)	1,550,000	1,439,387
Hertz Corp., 4.625%, 12/1/26(1)	400,000	361,390
Hertz Corp., 5.00%, 12/1/29(1)	3,600,000	2,980,368
NESCO Holdings II, Inc., 5.50%, 4/15/29(1)	1,750,000	1,568,403
PECF USS Intermediate Holding III Corp., 8.00%, 11/15/29(1)	1,625,000	915,899
Uber Technologies, Inc., 7.50%, 5/15/25(1)	800,000	810,528
Uber Technologies, Inc., 8.00%, 11/1/26(1)	2,728,000	2,783,343
Uber Technologies, Inc., 7.50%, 9/15/27(1)	2,525,000	2,585,709
Uber Technologies, Inc., 6.25%, 1/15/28(1)	2,300,000	2,291,444
United Rentals North America, Inc., 4.875%, 1/15/28	1,000,000	952,530
United Rentals North America, Inc., 5.25%, 1/15/30	2,975,000	2,842,541
United Rentals North America, Inc., 4.00%, 7/15/30	3,100,000	2,748,264
United Rentals North America, Inc., 3.875%, 2/15/31	800,000	693,359
United Rentals North America, Inc., 3.75%, 1/15/32	1,625,000	1,378,104
XPO, Inc., 6.25%, 6/1/28(1)	525,000	517,179
XPO, Inc., 7.125%, 6/1/31(1)	675,000	680,956
		28,688,755
Health Care Equipment and Supplies — 0.7%
Avantor Funding, Inc., 4.625%, 7/15/28(1)	3,375,000	3,131,402
Avantor Funding, Inc., 3.875%, 11/1/29(1)	3,475,000	3,045,589
Medline Borrower LP, 3.875%, 4/1/29(1)	3,075,000	2,675,275
Medline Borrower LP, 5.25%, 10/1/29(1)	6,775,000	5,885,640
		14,737,906
Health Care Providers and Services — 4.4%
Acadia Healthcare Co., Inc., 5.50%, 7/1/28(1)	1,800,000	1,723,068
Acadia Healthcare Co., Inc., 5.00%, 4/15/29(1)	1,100,000	1,015,395
AHP Health Partners, Inc., 5.75%, 7/15/29(1)	1,100,000	949,542
Air Methods Corp., 8.00%, 5/15/25(1)	2,700,000	23,625
Catalent Pharma Solutions, Inc., 5.00%, 7/15/27(1)	275,000	252,658
Catalent Pharma Solutions, Inc., 3.125%, 2/15/29(1)	475,000	386,655
Catalent Pharma Solutions, Inc., 3.50%, 4/1/30(1)	225,000	182,469
Centene Corp., 4.25%, 12/15/27	3,575,000	3,345,878
Centene Corp., 4.625%, 12/15/29	1,603,000	1,476,903
CHS / Community Health Systems, Inc., 8.00%, 3/15/26(1)	4,150,000	4,046,280
CHS / Community Health Systems, Inc., 5.625%, 3/15/27(1)	2,050,000	1,808,516
CHS / Community Health Systems, Inc., 8.00%, 12/15/27(1)	3,542,000	3,432,139
CHS / Community Health Systems, Inc., 6.875%, 4/1/28(1)	768,000	451,956
CHS / Community Health Systems, Inc., 6.00%, 1/15/29(1)	1,925,000	1,621,476
CHS / Community Health Systems, Inc., 6.875%, 4/15/29(1)	2,600,000	1,626,612
CHS / Community Health Systems, Inc., 6.125%, 4/1/30(1)	2,850,000	1,701,037
CHS / Community Health Systems, Inc., 5.25%, 5/15/30(1)	3,850,000	3,036,734
CHS / Community Health Systems, Inc., 4.75%, 2/15/31(1)	2,628,000	1,989,130

DaVita, Inc., 4.625%, 6/1/30(1)	7,050,000	6,060,095
DaVita, Inc., 3.75%, 2/15/31(1)	250,000	200,202
Encompass Health Corp., 4.75%, 2/1/30	1,790,000	1,631,955
HCA, Inc., 5.375%, 2/1/25	1,250,000	1,239,709
HCA, Inc., 7.69%, 6/15/25	1,020,000	1,048,591
HCA, Inc., 7.58%, 9/15/25	1,250,000	1,292,715
HCA, Inc., 5.875%, 2/15/26	575,000	575,500
IQVIA, Inc., 5.00%, 10/15/26(1)	575,000	555,722
IQVIA, Inc., 5.00%, 5/15/27(1)	1,125,000	1,083,127
IQVIA, Inc., 6.50%, 5/15/30(1)	1,575,000	1,592,519
Legacy LifePoint Health LLC, 6.75%, 4/15/25(1)	1,175,000	1,092,750
Legacy LifePoint Health LLC, 4.375%, 2/15/27(1)	425,000	329,375
LifePoint Health, Inc., 5.375%, 1/15/29(1)	1,375,000	813,453
ModivCare Escrow Issuer, Inc., 5.00%, 10/1/29(1)	1,250,000	926,181
Molina Healthcare, Inc., 4.375%, 6/15/28(1)	2,128,000	1,963,838
Molina Healthcare, Inc., 3.875%, 11/15/30(1)	1,600,000	1,376,358
Molina Healthcare, Inc., 3.875%, 5/15/32(1)	3,675,000	3,085,711
Owens & Minor, Inc., 4.50%, 3/31/29(1)	2,450,000	2,036,867
Owens & Minor, Inc., 6.625%, 4/1/30(1)	1,350,000	1,226,111
Pediatrix Medical Group, Inc., 5.375%, 2/15/30(1)	325,000	299,341
Prime Healthcare Services, Inc., 7.25%, 11/1/25(1)	2,025,000	1,921,553
RP Escrow Issuer LLC, 5.25%, 12/15/25(1)	1,150,000	849,574
Select Medical Corp., 6.25%, 8/15/26(1)	1,400,000	1,377,613
Tenet Healthcare Corp., 4.875%, 1/1/26	3,700,000	3,607,479
Tenet Healthcare Corp., 6.25%, 2/1/27	400,000	396,349
Tenet Healthcare Corp., 5.125%, 11/1/27	3,525,000	3,369,147
Tenet Healthcare Corp., 4.625%, 6/15/28	504,000	471,263
Tenet Healthcare Corp., 6.125%, 10/1/28	7,525,000	7,251,542
Tenet Healthcare Corp., 4.25%, 6/1/29	3,150,000	2,848,820
Tenet Healthcare Corp., 4.375%, 1/15/30	425,000	383,926
Tenet Healthcare Corp., 6.125%, 6/15/30	3,000,000	2,960,850
Tenet Healthcare Corp., 6.75%, 5/15/31(1)	4,200,000	4,215,480
Tenet Healthcare Corp., 6.875%, 11/15/31	350,000	349,622
		87,503,411
Health Care REITs — 0.1%
Diversified Healthcare Trust, 9.75%, 6/15/25	1,463,000	1,405,039
Diversified Healthcare Trust, 4.375%, 3/1/31	275,000	200,643
		1,605,682
Health Care Technology — 0.2%
AthenaHealth Group, Inc., 6.50%, 2/15/30(1)	5,507,000	4,640,419
Hotel & Resort REITs — 0.5%
Service Properties Trust, 4.35%, 10/1/24	2,450,000	2,360,842
Service Properties Trust, 7.50%, 9/15/25	325,000	319,442
Service Properties Trust, 5.25%, 2/15/26	2,225,000	2,020,912
Service Properties Trust, 4.75%, 10/1/26	1,850,000	1,608,234
Service Properties Trust, 4.95%, 2/15/27	725,000	620,777
Service Properties Trust, 5.50%, 12/15/27	550,000	484,099
Service Properties Trust, 4.95%, 10/1/29	1,900,000	1,477,008
Service Properties Trust, 4.375%, 2/15/30	100,000	74,943
		8,966,257
Hotels, Restaurants and Leisure — 12.8%
1011778 BC ULC / New Red Finance, Inc., 4.375%, 1/15/28(1)	1,375,000	1,271,248
1011778 BC ULC / New Red Finance, Inc., 4.00%, 10/15/30(1)	7,775,000	6,663,428
Affinity Interactive, 6.875%, 12/15/27(1)	1,850,000	1,629,660
Aramark Services, Inc., 5.00%, 4/1/25(1)	820,000	808,983

Aramark Services, Inc., 6.375%, 5/1/25(1)	2,575,000	2,574,943
Aramark Services, Inc., 5.00%, 2/1/28(1)	1,350,000	1,274,292
Boyd Gaming Corp., 4.75%, 12/1/27	800,000	758,702
Boyd Gaming Corp., 4.75%, 6/15/31(1)	2,650,000	2,370,171
Boyne USA, Inc., 4.75%, 5/15/29(1)	1,900,000	1,713,911
Caesars Entertainment, Inc., 6.25%, 7/1/25(1)	2,400,000	2,391,046
Caesars Entertainment, Inc., 8.125%, 7/1/27(1)	1,350,000	1,383,202
Caesars Entertainment, Inc., 4.625%, 10/15/29(1)	7,850,000	6,861,768
Caesars Entertainment, Inc., 7.00%, 2/15/30(1)	2,325,000	2,336,950
Caesars Resort Collection LLC / CRC Finco, Inc., 5.75%, 7/1/25(1)	1,775,000	1,797,585
Carnival Corp., 7.625%, 3/1/26(1)	8,900,000	8,724,883
Carnival Corp., 5.75%, 3/1/27(1)	26,300,000	24,235,844
Carnival Corp., 9.875%, 8/1/27(1)	175,000	182,443
Carnival Corp., 6.65%, 1/15/28	1,375,000	1,256,140
Carnival Corp., 6.00%, 5/1/29(1)	13,475,000	12,043,541
Carnival Corp., 10.50%, 6/1/30(1)	7,825,000	8,308,405
Carnival PLC, 7.875%, 6/1/27	2,825,000	2,864,529
Carrols Restaurant Group, Inc., 5.875%, 7/1/29(1)	1,525,000	1,256,753
CDI Escrow Issuer, Inc., 5.75%, 4/1/30(1)	2,760,000	2,571,542
CEC Entertainment LLC, 6.75%, 5/1/26(1)	275,000	262,616
Cedar Fair LP, 5.25%, 7/15/29	725,000	660,160
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op, 5.50%, 5/1/25(1)	900,000	894,023
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op, 5.375%, 4/15/27	225,000	214,168
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op, 6.50%, 10/1/28	2,000,000	1,952,946
Churchill Downs, Inc., 5.50%, 4/1/27(1)	2,625,000	2,526,723
Churchill Downs, Inc., 4.75%, 1/15/28(1)	675,000	626,792
Empire Resorts, Inc., 7.75%, 11/1/26(1)	1,400,000	1,132,139
Everi Holdings, Inc., 5.00%, 7/15/29(1)	925,000	810,911
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc., 4.625%, 1/15/29(1)	425,000	373,352
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc., 6.75%, 1/15/30(1)	2,450,000	2,087,442
Full House Resorts, Inc., 8.25%, 2/15/28(1)	2,400,000	2,248,512
GPS Hospitality Holding Co. LLC / GPS Finco, Inc., 7.00%, 8/15/28(1)	2,850,000	1,847,940
Hilton Domestic Operating Co., Inc., 5.375%, 5/1/25(1)	1,525,000	1,509,337
Hilton Domestic Operating Co., Inc., 5.75%, 5/1/28(1)	2,200,000	2,168,349
Hilton Domestic Operating Co., Inc., 3.75%, 5/1/29(1)	600,000	533,108
Hilton Domestic Operating Co., Inc., 4.875%, 1/15/30	1,750,000	1,633,310
Hilton Domestic Operating Co., Inc., 4.00%, 5/1/31(1)	5,275,000	4,586,038
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/32(1)	5,650,000	4,716,008
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc, 5.00%, 6/1/29(1)	3,400,000	3,020,561
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc, 4.875%, 7/1/31(1)	2,950,000	2,477,988
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.875%, 4/1/27	600,000	582,590
International Game Technology PLC, 4.125%, 4/15/26(1)	3,150,000	2,994,232
International Game Technology PLC, 5.25%, 1/15/29(1)	225,000	213,334
IRB Holding Corp., 7.00%, 6/15/25(1)	1,400,000	1,408,841
Jacobs Entertainment, Inc., 6.75%, 2/15/29(1)	3,075,000	2,755,046
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC, 4.75%, 6/1/27(1)	775,000	748,848
Life Time, Inc., 5.75%, 1/15/26(1)	5,975,000	5,828,211
Life Time, Inc., 8.00%, 4/15/26(1)	8,475,000	8,375,681
Lindblad Expeditions LLC, 6.75%, 2/15/27(1)	500,000	476,720
Merlin Entertainments Ltd., 5.75%, 6/15/26(1)	625,000	603,046
MGM China Holdings Ltd., 5.375%, 5/15/24(1)	1,000,000	985,410
MGM China Holdings Ltd., 5.875%, 5/15/26(1)	900,000	858,357
MGM China Holdings Ltd., 4.75%, 2/1/27(1)	1,975,000	1,799,353
MGM Resorts International, 6.75%, 5/1/25	1,350,000	1,354,324
MGM Resorts International, 5.75%, 6/15/25	825,000	818,395

MGM Resorts International, 5.50%, 4/15/27	1,064,000	1,020,469
MGM Resorts International, 4.75%, 10/15/28	850,000	772,653
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp., 4.875%, 5/1/29(1)	1,450,000	1,281,725
Mohegan Tribal Gaming Authority, 7.875%, 10/15/24(1)	1,185,000	1,182,529
Mohegan Tribal Gaming Authority, 8.00%, 2/1/26(1)	2,025,000	1,935,799
Motion Bondco DAC, 6.625%, 11/15/27(1)	2,075,000	1,901,522
Nathan's Famous, Inc., 6.625%, 11/1/25(1)	507,000	506,171
NCL Corp. Ltd., 5.875%, 3/15/26(1)	7,000,000	6,555,246
NCL Corp. Ltd., 5.875%, 2/15/27(1)	1,050,000	1,023,099
NCL Corp. Ltd., 8.375%, 2/1/28(1)	800,000	836,675
NCL Corp. Ltd., 7.75%, 2/15/29(1)	900,000	855,639
NCL Finance Ltd., 6.125%, 3/15/28(1)	1,500,000	1,351,379
Penn Entertainment, Inc., 4.125%, 7/1/29(1)	2,675,000	2,197,780
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp., 5.625%, 9/1/29(1)	2,385,000	1,808,856
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp., 5.875%, 9/1/31(1)	1,975,000	1,459,278
Royal Caribbean Cruises Ltd., 4.25%, 7/1/26(1)	1,450,000	1,332,333
Royal Caribbean Cruises Ltd., 5.50%, 8/31/26(1)	1,750,000	1,660,832
Royal Caribbean Cruises Ltd., 5.375%, 7/15/27(1)	5,575,000	5,218,750
Royal Caribbean Cruises Ltd., 11.625%, 8/15/27(1)	1,200,000	1,306,055
Royal Caribbean Cruises Ltd., 7.50%, 10/15/27	1,500,000	1,508,292
Royal Caribbean Cruises Ltd., 3.70%, 3/15/28	1,970,000	1,714,400
Royal Caribbean Cruises Ltd., 5.50%, 4/1/28(1)	3,850,000	3,594,109
Royal Caribbean Cruises Ltd., 8.25%, 1/15/29(1)	650,000	682,990
Royal Caribbean Cruises Ltd., 9.25%, 1/15/29(1)	2,425,000	2,585,867
Royal Caribbean Cruises Ltd., 7.25%, 1/15/30(1)	1,025,000	1,039,088
Scientific Games Holdings LP / Scientific Games US FinCo, Inc., 6.625%, 3/1/30(1)	650,000	572,601
Scientific Games International, Inc., 8.625%, 7/1/25(1)	225,000	229,983
Scientific Games International, Inc., 7.00%, 5/15/28(1)	3,825,000	3,808,021
Scientific Games International, Inc., 7.25%, 11/15/29(1)	825,000	826,774
SeaWorld Parks & Entertainment, Inc., 5.25%, 8/15/29(1)	3,775,000	3,382,539
Sizzling Platter LLC / Sizzling Platter Finance Corp., 8.50%, 11/28/25(1)	3,750,000	3,659,625
Station Casinos LLC, 4.50%, 2/15/28(1)	400,000	359,514
Station Casinos LLC, 4.625%, 12/1/31(1)	725,000	611,570
Studio City Finance Ltd., 6.00%, 7/15/25(1)	1,400,000	1,301,276
Studio City Finance Ltd., 5.00%, 1/15/29(1)	875,000	649,258
TKC Holdings, Inc., 10.50%, 5/15/29(1)	1,550,000	1,179,674
Travel & Leisure Co., 6.625%, 7/31/26(1)	2,450,000	2,433,583
Travel & Leisure Co., 4.625%, 3/1/30(1)	600,000	508,290
Viking Cruises Ltd., 6.25%, 5/15/25(1)	1,800,000	1,766,034
Viking Cruises Ltd., 13.00%, 5/15/25(1)	700,000	735,484
Viking Cruises Ltd., 5.875%, 9/15/27(1)	3,925,000	3,612,060
Viking Cruises Ltd., 7.00%, 2/15/29(1)	2,675,000	2,490,157
Viking Cruises Ltd., 9.125%, 7/15/31(1)	3,200,000	3,235,136
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/29(1)	1,375,000	1,259,363
VOC Escrow Ltd., 5.00%, 2/15/28(1)	1,600,000	1,469,456
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.50%, 3/1/25(1)	1,075,000	1,058,786
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(1)	2,025,000	1,920,596
Wynn Macau Ltd., 5.50%, 1/15/26(1)	2,030,000	1,887,798
Wynn Macau Ltd., 5.625%, 8/26/28(1)	1,200,000	1,048,404
Wynn Macau Ltd., 5.125%, 12/15/29(1)	3,150,000	2,650,032
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp., 5.125%, 10/1/29(1)	3,428,000	3,075,990
Yum! Brands, Inc., 5.375%, 4/1/32	3,700,000	3,521,108
		255,949,428
Household Durables — 2.2%
Adams Homes, Inc., 7.50%, 2/15/25(1)	1,225,000	1,204,288

Ashton Woods USA LLC / Ashton Woods Finance Co., 6.625%, 1/15/28(1)	1,525,000	1,459,898
Ashton Woods USA LLC / Ashton Woods Finance Co., 4.625%, 8/1/29(1)	700,000	597,530
Ashton Woods USA LLC / Ashton Woods Finance Co., 4.625%, 4/1/30(1)	1,700,000	1,453,449
Beazer Homes USA, Inc., 6.75%, 3/15/25	1,102,000	1,097,796
Beazer Homes USA, Inc., 5.875%, 10/15/27	425,000	396,961
Beazer Homes USA, Inc., 7.25%, 10/15/29	2,500,000	2,433,427
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC, 5.00%, 6/15/29(1)	1,900,000	1,523,845
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC, 4.875%, 2/15/30(1)	400,000	314,437
Century Communities, Inc., 6.75%, 6/1/27	875,000	877,103
Century Communities, Inc., 3.875%, 8/15/29(1)	1,000,000	867,787
Empire Communities Corp., 7.00%, 12/15/25(1)	1,350,000	1,276,964
Installed Building Products, Inc., 5.75%, 2/1/28(1)	1,450,000	1,368,277
K Hovnanian Enterprises, Inc., 5.00%, 2/1/40(1)	26,000	13,260
KB Home, 6.875%, 6/15/27	1,600,000	1,625,343
KB Home, 7.25%, 7/15/30	800,000	811,081
KB Home, 4.00%, 6/15/31	1,775,000	1,532,518
LGI Homes, Inc., 4.00%, 7/15/29(1)	550,000	458,399
Mattamy Group Corp., 4.625%, 3/1/30(1)	1,400,000	1,211,909
Meritage Homes Corp., 6.00%, 6/1/25	2,575,000	2,573,323
Meritage Homes Corp., 5.125%, 6/6/27	225,000	216,396
Meritage Homes Corp., 3.875%, 4/15/29(1)	600,000	530,176
Newell Brands, Inc., 4.70%, 4/1/26	3,475,000	3,267,474
Newell Brands, Inc., 6.375%, 9/15/27	800,000	768,086
Newell Brands, Inc., 6.625%, 9/15/29	1,350,000	1,296,695
Newell Brands, Inc., 5.875%, 4/1/36	3,300,000	2,763,943
Newell Brands, Inc., 6.00%, 4/1/46	925,000	732,973
Shea Homes LP / Shea Homes Funding Corp., 4.75%, 2/15/28	1,400,000	1,243,677
Shea Homes LP / Shea Homes Funding Corp., 4.75%, 4/1/29	2,275,000	1,978,440
STL Holding Co. LLC, 7.50%, 2/15/26(1)	1,350,000	1,242,649
SWF Escrow Issuer Corp., 6.50%, 10/1/29(1)	1,000,000	601,328
Taylor Morrison Communities, Inc., 5.75%, 1/15/28(1)	1,225,000	1,185,617
Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc., 5.625%, 3/1/24(1)	850,000	844,390
Tempur Sealy International, Inc., 4.00%, 4/15/29(1)	275,000	238,373
Tempur Sealy International, Inc., 3.875%, 10/15/31(1)	1,075,000	877,230
TopBuild Corp., 4.125%, 2/15/32(1)	1,075,000	916,990
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.875%, 6/15/24	324,000	321,862
Tri Pointe Homes, Inc., 5.25%, 6/1/27	700,000	662,830
Tri Pointe Homes, Inc., 5.70%, 6/15/28	600,000	580,140
Williams Scotsman International, Inc., 6.125%, 6/15/25(1)	379,000	376,620
Williams Scotsman International, Inc., 4.625%, 8/15/28(1)	1,125,000	1,029,880
		44,773,364
Household Products — 0.2%
Central Garden & Pet Co., 4.125%, 10/15/30	475,000	398,506
Central Garden & Pet Co., 4.125%, 4/30/31(1)	1,300,000	1,073,601
Energizer Holdings, Inc., 6.50%, 12/31/27(1)	725,000	697,923
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc., 7.00%, 12/31/27(1)	900,000	797,684
Spectrum Brands, Inc., 5.50%, 7/15/30(1)	500,000	456,723
Spectrum Brands, Inc., 3.875%, 3/15/31(1)	1,050,000	862,123
		4,286,560
Independent Power and Renewable Electricity Producers — 0.5%
Atlantica Sustainable Infrastructure PLC, 4.125%, 6/15/28(1)	200,000	178,456
Calpine Corp., 4.50%, 2/15/28(1)	1,550,000	1,404,767
Calpine Corp., 5.125%, 3/15/28(1)	2,050,000	1,832,253
Calpine Corp., 4.625%, 2/1/29(1)	600,000	506,914
Calpine Corp., 5.00%, 2/1/31(1)	1,400,000	1,159,694

Clearway Energy Operating LLC, 4.75%, 3/15/28(1)	1,650,000	1,523,891
Clearway Energy Operating LLC, 3.75%, 1/15/32(1)	850,000	693,228
TerraForm Power Operating LLC, 5.00%, 1/31/28(1)	800,000	737,312
TerraForm Power Operating LLC, 4.75%, 1/15/30(1)	1,575,000	1,391,457
TransAlta Corp., 7.75%, 11/15/29	1,350,000	1,391,182
		10,819,154
Industrial Conglomerates — 0.1%
Benteler International AG, 10.50%, 5/15/28(1)	1,000,000	1,009,375
Insurance — 0.5%
Acrisure LLC / Acrisure Finance, Inc., 7.00%, 11/15/25(1)	3,100,000	3,005,097
Acrisure LLC / Acrisure Finance, Inc., 10.125%, 8/1/26(1)	800,000	820,343
Acrisure LLC / Acrisure Finance, Inc., 4.25%, 2/15/29(1)	2,950,000	2,549,348
AssuredPartners, Inc., 7.00%, 8/15/25(1)	625,000	618,028
AssuredPartners, Inc., 5.625%, 1/15/29(1)	900,000	779,871
Genworth Holdings, Inc., VRN, 7.32%, (3-month LIBOR plus 2.00%), 11/15/66	450,000	298,204
HUB International Ltd., 7.00%, 5/1/26(1)	50,000	49,930
HUB International Ltd., 5.625%, 12/1/29(1)	625,000	561,323
HUB International Ltd., 7.25%, 6/15/30(1)	1,250,000	1,291,887
MBIA Insurance Corp., VRN, 16.52%, (3-month LIBOR plus 11.26%), 1/15/33(1)(3)(4)	125,000	4,375
Ryan Specialty LLC, 4.375%, 2/1/30(1)	625,000	554,031
		10,532,437
Interactive Media and Services — 0.1%
Arches Buyer, Inc., 4.25%, 6/1/28(1)	875,000	762,442
Ziff Davis, Inc., 4.625%, 10/15/30(1)	843,000	730,946
		1,493,388
IT Services — 0.4%
CDW LLC / CDW Finance Corp., 4.125%, 5/1/25	575,000	554,220
CDW LLC / CDW Finance Corp., 3.25%, 2/15/29	1,100,000	943,507
Exela Intermediate LLC / Exela Finance, Inc., 11.50%, 7/15/26(1)	2,741,000	260,395
Newfold Digital Holdings Group, Inc., 6.00%, 2/15/29(1)	1,175,000	883,118
Presidio Holdings, Inc., 4.875%, 2/1/27(1)	1,925,000	1,808,546
Presidio Holdings, Inc., 8.25%, 2/1/28(1)	2,150,000	2,049,931
Twilio, Inc., 3.875%, 3/15/31	1,050,000	875,385
Vericast Corp., 11.00%, 9/15/26(1)	933,750	979,270
		8,354,372
Leisure Products — 0.2%
MajorDrive Holdings IV LLC, 6.375%, 6/1/29(1)	2,075,000	1,649,905
Mattel, Inc., 3.375%, 4/1/26(1)	500,000	460,596
Mattel, Inc., 5.875%, 12/15/27(1)	425,000	417,812
Mattel, Inc., 6.20%, 10/1/40	200,000	179,090
Mattel, Inc., 5.45%, 11/1/41	875,000	726,564
		3,433,967
Life Sciences Tools and Services — 0.2%
Charles River Laboratories International, Inc., 4.25%, 5/1/28(1)	750,000	687,385
Charles River Laboratories International, Inc., 3.75%, 3/15/29(1)	500,000	440,474
Charles River Laboratories International, Inc., 4.00%, 3/15/31(1)	500,000	434,804
Fortrea Holdings, Inc., 7.50%, 7/1/30(1)	1,700,000	1,742,874
		3,305,537
Machinery — 1.1%
Allison Transmission, Inc., 4.75%, 10/1/27(1)	625,000	589,525
Chart Industries, Inc., 7.50%, 1/1/30(1)	1,825,000	1,864,247
Chart Industries, Inc., 9.50%, 1/1/31(1)	2,850,000	3,026,752
Husky III Holding Ltd., 13.00% Cash or 13.75% PIK, 2/15/25(1)	2,625,000	2,395,313
JPW Industries Holding Corp., 9.00%, 10/1/24(1)	575,000	522,848
OT Merger Corp., 7.875%, 10/15/29(1)	650,000	406,988

Terex Corp., 5.00%, 5/15/29(1)	2,600,000	2,419,909
Titan Acquisition Ltd. / Titan Co.-Borrower LLC, 7.75%, 4/15/26(1)	2,625,000	2,385,416
TK Elevator Holdco GmbH, 7.625%, 7/15/28(1)	238,000	216,196
TK Elevator U.S. Newco, Inc., 5.25%, 7/15/27(1)	1,150,000	1,063,822
Trinity Industries, Inc., 7.75%, 7/15/28(1)	2,225,000	2,240,297
Wabash National Corp., 4.50%, 10/15/28(1)	525,000	455,893
Werner FinCo LP / Werner FinCo, Inc., 11.50%, 6/15/28(1)	1,225,000	1,189,593
Werner FinCo LP / Werner FinCo, Inc., 8.75% Cash plus 5.75% PIK, 10/15/28(1)	2,225,000	2,225,000
		21,001,799
Media — 8.4%
Altice Financing SA, 5.00%, 1/15/28(1)	4,000,000	3,200,795
AMC Networks, Inc., 4.75%, 8/1/25	900,000	788,014
AMC Networks, Inc., 4.25%, 2/15/29	3,075,000	1,656,495
Audacy Capital Corp., 6.75%, 3/31/29(1)	625,000	17,331
Cable One, Inc., 4.00%, 11/15/30(1)	425,000	332,433
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/27(1)	75,000	69,920
CCO Holdings LLC / CCO Holdings Capital Corp., 5.00%, 2/1/28(1)	1,000,000	912,140
CCO Holdings LLC / CCO Holdings Capital Corp., 5.375%, 6/1/29(1)	300,000	271,508
CCO Holdings LLC / CCO Holdings Capital Corp., 6.375%, 9/1/29(1)	4,850,000	4,574,732
CCO Holdings LLC / CCO Holdings Capital Corp., 4.75%, 3/1/30(1)	3,500,000	2,995,943
CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 8/15/30(1)	725,000	604,354
CCO Holdings LLC / CCO Holdings Capital Corp., 4.25%, 2/1/31(1)	4,375,000	3,543,180
CCO Holdings LLC / CCO Holdings Capital Corp., 7.375%, 3/1/31(1)	2,075,000	2,023,241
CCO Holdings LLC / CCO Holdings Capital Corp., 4.75%, 2/1/32(1)	11,975,000	9,778,186
CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 5/1/32	8,275,000	6,615,297
CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 6/1/33(1)	7,200,000	5,661,721
CCO Holdings LLC / CCO Holdings Capital Corp., 4.25%, 1/15/34(1)	4,975,000	3,765,069
Clear Channel International BV, 6.625%, 8/1/25(1)	2,200,000	2,191,955
Clear Channel Outdoor Holdings, Inc., 5.125%, 8/15/27(1)	4,075,000	3,705,042
Clear Channel Outdoor Holdings, Inc., 7.75%, 4/15/28(1)	2,200,000	1,729,706
Clear Channel Outdoor Holdings, Inc., 7.50%, 6/1/29(1)	1,925,000	1,426,678
CSC Holdings LLC, 5.25%, 6/1/24	525,000	488,884
CSC Holdings LLC, 5.375%, 2/1/28(1)	300,000	241,500
CSC Holdings LLC, 7.50%, 4/1/28(1)	1,000,000	571,512
CSC Holdings LLC, 11.25%, 5/15/28(1)	1,200,000	1,165,098
CSC Holdings LLC, 6.50%, 2/1/29(1)	2,700,000	2,185,341
CSC Holdings LLC, 5.75%, 1/15/30(1)	3,029,000	1,434,489
CSC Holdings LLC, 4.625%, 12/1/30(1)	1,465,000	653,356
CSC Holdings LLC, 4.50%, 11/15/31(1)	4,150,000	2,897,867
CSC Holdings LLC, 5.00%, 11/15/31(1)	2,650,000	1,236,763
Diamond Sports Group LLC / Diamond Sports Finance Co., 5.375%, 8/15/26(1)(3)(4)	3,350,000	115,156
Directv Financing LLC / Directv Financing Co-Obligor, Inc., 5.875%, 8/15/27(1)	5,475,000	4,964,786
DISH DBS Corp., 5.875%, 11/15/24	2,500,000	2,189,704
DISH DBS Corp., 5.25%, 12/1/26(1)	3,850,000	3,095,583
DISH DBS Corp., 7.375%, 7/1/28	2,650,000	1,421,566
DISH DBS Corp., 5.75%, 12/1/28(1)	2,375,000	1,770,939
DISH DBS Corp., 5.125%, 6/1/29	2,700,000	1,256,421
DISH Network Corp., 11.75%, 11/15/27(1)	3,975,000	3,883,739
GCI LLC, 4.75%, 10/15/28(1)	1,200,000	1,024,536
Gray Escrow II, Inc., 5.375%, 11/15/31(1)	2,275,000	1,510,356
Gray Television, Inc., 7.00%, 5/15/27(1)	1,175,000	1,003,685
Gray Television, Inc., 4.75%, 10/15/30(1)	3,735,000	2,536,868
iHeartCommunications, Inc., 6.375%, 5/1/26	726,342	610,243
iHeartCommunications, Inc., 8.375%, 5/1/27	1,425,000	951,329
iHeartCommunications, Inc., 5.25%, 8/15/27(1)	2,600,000	1,991,780

iHeartCommunications, Inc., 4.75%, 1/15/28(1)	999,000	754,382
Lamar Media Corp., 3.75%, 2/15/28	950,000	867,863
Lamar Media Corp., 4.00%, 2/15/30	1,325,000	1,160,665
Lamar Media Corp., 3.625%, 1/15/31	200,000	168,680
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(1)	550,000	516,096
LCPR Senior Secured Financing DAC, 5.125%, 7/15/29(1)	200,000	168,286
McGraw-Hill Education, Inc., 8.00%, 8/1/29(1)	1,575,000	1,345,696
Midcontinent Communications / Midcontinent Finance Corp., 5.375%, 8/15/27(1)	1,875,000	1,759,003
News Corp., 3.875%, 5/15/29(1)	3,400,000	2,987,873
News Corp., 5.125%, 2/15/32(1)	3,025,000	2,762,933
Nexstar Media, Inc., 5.625%, 7/15/27(1)	1,375,000	1,283,015
Nexstar Media, Inc., 4.75%, 11/1/28(1)	2,100,000	1,824,123
Outfront Media Capital LLC / Outfront Media Capital Corp., 5.00%, 8/15/27(1)	4,450,000	4,045,562
Outfront Media Capital LLC / Outfront Media Capital Corp., 4.25%, 1/15/29(1)	2,925,000	2,461,154
Outfront Media Capital LLC / Outfront Media Capital Corp., 4.625%, 3/15/30(1)	1,550,000	1,293,367
Scripps Escrow II, Inc., 3.875%, 1/15/29(1)	200,000	161,684
Scripps Escrow II, Inc., 5.375%, 1/15/31(1)	625,000	441,062
Scripps Escrow, Inc., 5.875%, 7/15/27(1)	775,000	628,351
Sinclair Television Group, Inc., 5.125%, 2/15/27(1)	1,625,000	1,378,910
Sinclair Television Group, Inc., 5.50%, 3/1/30(1)	1,075,000	621,108
Sinclair Television Group, Inc., 4.125%, 12/1/30(1)	2,100,000	1,377,390
Sirius XM Radio, Inc., 3.125%, 9/1/26(1)	4,850,000	4,347,209
Sirius XM Radio, Inc., 5.00%, 8/1/27(1)	2,725,000	2,530,980
Sirius XM Radio, Inc., 4.00%, 7/15/28(1)	3,300,000	2,870,810
Sirius XM Radio, Inc., 5.50%, 7/1/29(1)	2,075,000	1,873,728
Sirius XM Radio, Inc., 3.875%, 9/1/31(1)	7,050,000	5,458,444
TEGNA, Inc., 4.625%, 3/15/28	3,050,000	2,703,063
TEGNA, Inc., 5.00%, 9/15/29	1,025,000	885,268
Univision Communications Inc., 5.125%, 2/15/25(1)	1,250,000	1,225,075
Univision Communications Inc., 6.625%, 6/1/27(1)	3,800,000	3,678,700
Univision Communications Inc., 4.50%, 5/1/29(1)	4,750,000	4,086,246
Univision Communications Inc., 7.375%, 6/30/30(1)	2,225,000	2,120,464
UPC Broadband Finco BV, 4.875%, 7/15/31(1)	4,350,000	3,585,357
UPC Holding BV, 5.50%, 1/15/28(1)	1,000,000	874,286
Videotron Ltd., 5.125%, 4/15/27(1)	1,150,000	1,103,598
Videotron Ltd., 3.625%, 6/15/29(1)	600,000	517,473
Virgin Media Finance PLC, 5.00%, 7/15/30(1)	2,400,000	1,913,052
Virgin Media Secured Finance PLC, 4.50%, 8/15/30(1)	400,000	335,688
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 7/15/28(1)	1,300,000	1,138,745
Ziggo Bond Co. BV, 6.00%, 1/15/27(1)	2,700,000	2,481,382
Ziggo Bond Co. BV, 5.125%, 2/28/30(1)	400,000	303,386
		167,105,398
Metals and Mining — 2.5%
Alcoa Nederland Holding BV, 5.50%, 12/15/27(1)	900,000	871,350
Alcoa Nederland Holding BV, 6.125%, 5/15/28(1)	1,200,000	1,194,756
Alcoa Nederland Holding BV, 4.125%, 3/31/29(1)	600,000	536,895
ArcelorMittal SA, 7.00%, 10/15/39	575,000	601,018
Arconic Corp., 6.00%, 5/15/25(1)	1,600,000	1,616,725
ATI, Inc., 5.875%, 12/1/27	1,550,000	1,502,348
ATI, Inc., 4.875%, 10/1/29	825,000	744,400
ATI, Inc., 5.125%, 10/1/31	1,550,000	1,383,236
Baffinland Iron Mines Corp. / Baffinland Iron Mines LP, 8.75%, 7/15/26(1)	1,325,000	1,270,412
Big River Steel LLC / BRS Finance Corp., 6.625%, 1/31/29(1)	1,920,000	1,898,868
Carpenter Technology Corp., 6.375%, 7/15/28	2,294,000	2,250,426
Cleveland-Cliffs, Inc., 5.875%, 6/1/27	2,615,000	2,554,735

Cleveland-Cliffs, Inc., 4.625%, 3/1/29(1)	600,000	541,078
Cleveland-Cliffs, Inc., 6.75%, 4/15/30(1)	1,250,000	1,205,878
Cleveland-Cliffs, Inc., 4.875%, 3/1/31(1)	1,300,000	1,144,059
Coeur Mining, Inc., 5.125%, 2/15/29(1)	1,275,000	1,053,227
Commercial Metals Co., 4.125%, 1/15/30	775,000	690,518
Commercial Metals Co., 4.375%, 3/15/32	775,000	670,863
Compass Minerals International, Inc., 6.75%, 12/1/27(1)	700,000	675,703
Constellium SE, 5.625%, 6/15/28(1)	550,000	518,322
Constellium SE, 3.75%, 4/15/29(1)	2,050,000	1,746,327
First Quantum Minerals Ltd., 7.50%, 4/1/25(1)	1,127,000	1,127,181
First Quantum Minerals Ltd., 8.625%, 6/1/31(1)	950,000	973,413
FMG Resources August Pty Ltd., 5.875%, 4/15/30(1)	2,800,000	2,669,476
FMG Resources August Pty Ltd., 6.125%, 4/15/32(1)	1,850,000	1,765,724
Freeport-McMoRan, Inc., 4.375%, 8/1/28	128,000	120,879
Hudbay Minerals, Inc., 4.50%, 4/1/26(1)	950,000	885,537
IAMGOLD Corp., 5.75%, 10/15/28(1)	1,200,000	899,430
Kaiser Aluminum Corp., 4.625%, 3/1/28(1)	1,916,000	1,678,474
Mineral Resources Ltd., 8.125%, 5/1/27(1)	1,625,000	1,626,690
Mineral Resources Ltd., 8.00%, 11/1/27(1)	875,000	874,678
Mineral Resources Ltd., 8.50%, 5/1/30(1)	2,042,000	2,052,274
Northwest Acquisitions ULC / Dominion Finco, Inc., 7.125%, 11/1/22(1)(4)(5)	475,000	29
Novelis Corp., 3.25%, 11/15/26(1)	475,000	430,482
Novelis Corp., 4.75%, 1/30/30(1)	1,025,000	911,904
Novelis Corp., 3.875%, 8/15/31(1)	1,150,000	947,636
Park-Ohio Industries, Inc., 6.625%, 4/15/27	1,950,000	1,725,360
PT FMG Resources August 2006 Pty Ltd., 4.375%, 4/1/31(1)	3,300,000	2,822,249
Roller Bearing Co. of America, Inc., 4.375%, 10/15/29(1)	1,275,000	1,143,876
Taseko Mines Ltd., 7.00%, 2/15/26(1)	1,100,000	1,003,696
TMS International Corp., 6.25%, 4/15/29(1)	850,000	714,876
		49,045,008
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
Blackstone Mortgage Trust, Inc., 3.75%, 1/15/27(1)	2,775,000	2,328,809
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.25%, 2/1/27(1)	850,000	739,339
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.75%, 6/15/29(1)	900,000	733,326
		3,801,474
Oil, Gas and Consumable Fuels — 10.7%
Aethon United BR LP / Aethon United Finance Corp., 8.25%, 2/15/26(1)	1,300,000	1,278,433
Antero Midstream Partners LP / Antero Midstream Finance Corp., 7.875%, 5/15/26(1)	2,250,000	2,284,067
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.75%, 3/1/27(1)	1,325,000	1,279,071
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.375%, 6/15/29(1)	750,000	697,635
Antero Resources Corp., 7.625%, 2/1/29(1)	681,000	691,620
Antero Resources Corp., 5.375%, 3/1/30(1)	100,000	92,668
Apache Corp., 4.25%, 1/15/30	1,850,000	1,649,460
Apache Corp., 5.10%, 9/1/40	1,175,000	956,327
Apache Corp., 4.75%, 4/15/43	500,000	368,255
Apache Corp., 4.25%, 1/15/44	130,000	87,953
Apache Corp., 7.375%, 8/15/47	600,000	575,829
Apache Corp., 5.35%, 7/1/49	2,275,000	1,772,088
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 9.00%, 11/1/27(1)	2,150,000	2,675,557
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 8.25%, 12/31/28(1)	225,000	221,468
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 5.875%, 6/30/29(1)	280,000	250,091
Athabasca Oil Corp., 9.75%, 11/1/26(1)	2,590,000	2,729,886
Baytex Energy Corp., 8.50%, 4/30/30(1)	3,725,000	3,641,559
Blue Racer Midstream LLC / Blue Racer Finance Corp., 7.625%, 12/15/25(1)	1,625,000	1,644,194
Callon Petroleum Co., 8.25%, 7/15/25	893,000	888,017

Callon Petroleum Co., 6.375%, 7/1/26	175,000	170,736
Callon Petroleum Co., 7.50%, 6/15/30(1)	1,375,000	1,299,144
Cheniere Energy Partners LP, 4.00%, 3/1/31	1,675,000	1,476,662
Cheniere Energy Partners LP, 3.25%, 1/31/32	1,925,000	1,586,296
Cheniere Energy, Inc., 4.625%, 10/15/28	400,000	373,915
Chesapeake Energy Corp., 5.50%, 2/1/26(1)	850,000	829,517
Chesapeake Energy Corp., 5.875%, 2/1/29(1)	1,450,000	1,378,690
Chesapeake Energy Corp., 6.75%, 4/15/29(1)	875,000	868,994
Chord Energy Corp., 6.375%, 6/1/26(1)	1,025,000	1,017,138
Citgo Holding, Inc., 9.25%, 8/1/24(1)	6,400,000	6,407,936
CITGO Petroleum Corp., 7.00%, 6/15/25(1)	1,475,000	1,448,671
CITGO Petroleum Corp., 6.375%, 6/15/26(1)	1,950,000	1,879,517
Civitas Resources, Inc., 5.00%, 10/15/26(1)	2,450,000	2,312,396
Civitas Resources, Inc., 8.375%, 7/1/28(1)	725,000	734,099
CNX Midstream Partners LP, 4.75%, 4/15/30(1)	700,000	594,423
CNX Resources Corp., 7.25%, 3/14/27(1)	1,531,000	1,516,477
CNX Resources Corp., 6.00%, 1/15/29(1)	1,300,000	1,206,253
CNX Resources Corp., 7.375%, 1/15/31(1)	825,000	803,640
Comstock Resources, Inc., 6.75%, 3/1/29(1)	2,150,000	1,969,328
Comstock Resources, Inc., 5.875%, 1/15/30(1)	1,625,000	1,412,557
CQP Holdco LP / BIP-V Chinook Holdco LLC, 5.50%, 6/15/31(1)	5,850,000	5,227,107
Crescent Energy Finance LLC, 9.25%, 2/15/28(1)	350,000	339,939
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.00%, 2/1/29(1)	4,050,000	3,785,798
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 7.375%, 2/1/31(1)	1,775,000	1,751,599
CrownRock LP / CrownRock Finance, Inc., 5.625%, 10/15/25(1)	650,000	641,128
CrownRock LP / CrownRock Finance, Inc., 5.00%, 5/1/29(1)	725,000	679,920
DCP Midstream Operating LP, 5.125%, 5/15/29	325,000	318,222
Delek Logistics Partners LP / Delek Logistics Finance Corp., 6.75%, 5/15/25	909,000	896,897
Delek Logistics Partners LP / Delek Logistics Finance Corp., 7.125%, 6/1/28(1)	1,875,000	1,739,049
DT Midstream, Inc., 4.125%, 6/15/29(1)	450,000	395,345
Endeavor Energy Resources LP / EER Finance, Inc., 5.75%, 1/30/28(1)	1,150,000	1,125,954
Energean Israel Finance Ltd., 5.375%, 3/30/28(1)	575,000	519,084
Energean Israel Finance Ltd., 5.875%, 3/30/31(1)	700,000	612,150
EnLink Midstream LLC, 5.625%, 1/15/28(1)	275,000	266,391
EnLink Midstream LLC, 5.375%, 6/1/29	2,350,000	2,240,985
EnLink Midstream LLC, 6.50%, 9/1/30(1)	2,475,000	2,474,744
EnLink Midstream Partners LP, 4.85%, 7/15/26	3,075,000	2,970,142
EnLink Midstream Partners LP, 5.60%, 4/1/44	1,625,000	1,363,066
EnLink Midstream Partners LP, 5.05%, 4/1/45	1,500,000	1,198,950
EnLink Midstream Partners LP, 5.45%, 6/1/47	1,625,000	1,338,253
EQM Midstream Partners LP, 4.00%, 8/1/24	400,000	391,666
EQM Midstream Partners LP, 6.00%, 7/1/25(1)	1,100,000	1,088,844
EQM Midstream Partners LP, 7.50%, 6/1/27(1)	1,450,000	1,465,283
EQM Midstream Partners LP, 6.50%, 7/1/27(1)	750,000	740,457
EQM Midstream Partners LP, 5.50%, 7/15/28	1,626,000	1,540,011
EQM Midstream Partners LP, 4.50%, 1/15/29(1)	2,525,000	2,254,732
EQM Midstream Partners LP, 7.50%, 6/1/30(1)	1,225,000	1,240,773
EQM Midstream Partners LP, 4.75%, 1/15/31(1)	1,875,000	1,644,645
EQM Midstream Partners LP, 6.50%, 7/15/48	1,075,000	973,831
EQT Corp., 6.125%, 2/1/25	125,000	124,410
EQT Corp., 3.125%, 5/15/26(1)	425,000	391,147
EQT Corp., 3.90%, 10/1/27	375,000	347,032
EQT Corp., 7.00%, 2/1/30	1,129,000	1,183,113
Genesis Energy LP / Genesis Energy Finance Corp., 6.50%, 10/1/25	155,000	152,828
Genesis Energy LP / Genesis Energy Finance Corp., 8.00%, 1/15/27	900,000	878,500

Genesis Energy LP / Genesis Energy Finance Corp., 7.75%, 2/1/28	600,000	571,385
Genesis Energy LP / Genesis Energy Finance Corp., 8.875%, 4/15/30	1,125,000	1,100,160
Gulfport Energy Corp., 8.00%, 5/17/26(1)	2,494,641	2,509,122
Harbour Energy PLC, 5.50%, 10/15/26(1)	225,000	207,117
Harvest Midstream I LP, 7.50%, 9/1/28(1)	2,775,000	2,753,828
Hess Midstream Operations LP, 5.625%, 2/15/26(1)	171,000	168,375
Hess Midstream Operations LP, 5.125%, 6/15/28(1)	3,345,000	3,133,716
Hess Midstream Operations LP, 5.50%, 10/15/30(1)	1,475,000	1,366,102
Hilcorp Energy I LP / Hilcorp Finance Co., 6.25%, 11/1/28(1)	675,000	635,988
Hilcorp Energy I LP / Hilcorp Finance Co., 6.00%, 4/15/30(1)	1,450,000	1,321,833
Hilcorp Energy I LP / Hilcorp Finance Co., 6.00%, 2/1/31(1)	2,150,000	1,924,523
Hilcorp Energy I LP / Hilcorp Finance Co., 6.25%, 4/15/32(1)	950,000	848,231
Holly Energy Partners LP / Holly Energy Finance Corp., 6.375%, 4/15/27(1)	975,000	964,137
Holly Energy Partners LP / Holly Energy Finance Corp., 5.00%, 2/1/28(1)	2,375,000	2,193,073
Ithaca Energy North Sea PLC, 9.00%, 7/15/26(1)	2,600,000	2,425,774
ITT Holdings LLC, 6.50%, 8/1/29(1)	1,675,000	1,413,264
Leviathan Bond Ltd., 6.125%, 6/30/25(1)	1,100,000	1,078,000
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp., 6.00%, 8/1/26(1)	2,009,000	1,945,733
Martin Midstream Partners LP / Martin Midstream Finance Corp., 11.50%, 2/15/28(1)	2,225,000	2,148,705
Matador Resources Co., 5.875%, 9/15/26	1,650,000	1,600,409
Matador Resources Co., 6.875%, 4/15/28(1)	1,850,000	1,833,134
Moss Creek Resources Holdings, Inc., 7.50%, 1/15/26(1)	1,150,000	1,057,219
Murphy Oil Corp., 6.375%, 7/15/28	2,225,000	2,195,238
Murphy Oil Corp., 7.05%, 5/1/29	375,000	381,601
Murray Energy Corp., 9.00% Cash plus 3.00% PIK, 4/15/24(1)(3)(4)	5,425,447	54
New Fortress Energy, Inc., 6.50%, 9/30/26(1)	550,000	492,671
NGL Energy Operating LLC / NGL Energy Finance Corp., 7.50%, 2/1/26(1)	5,925,000	5,841,556
Northern Oil & Gas, Inc., 8.125%, 3/1/28(1)	4,425,000	4,340,947
Northern Oil & Gas, Inc., 8.75%, 6/15/31(1)	1,175,000	1,155,906
NuStar Logistics LP, 6.00%, 6/1/26	275,000	268,127
NuStar Logistics LP, 6.375%, 10/1/30	1,100,000	1,050,711
Occidental Petroleum Corp., 6.95%, 7/1/24	281,000	283,672
Occidental Petroleum Corp., 5.50%, 12/1/25	775,000	765,832
Occidental Petroleum Corp., 8.50%, 7/15/27	150,000	162,167
Occidental Petroleum Corp., 7.125%, 10/15/27	525,000	542,243
Occidental Petroleum Corp., 8.875%, 7/15/30	425,000	488,869
Occidental Petroleum Corp., 7.50%, 5/1/31	842,000	920,554
Occidental Petroleum Corp., 7.875%, 9/15/31	1,775,000	1,981,322
Occidental Petroleum Corp., 7.95%, 6/15/39	460,000	521,860
Occidental Petroleum Corp., 4.30%, 8/15/39	275,000	214,364
Occidental Petroleum Corp., 6.20%, 3/15/40	2,275,000	2,245,141
Occidental Petroleum Corp., 4.625%, 6/15/45	575,000	445,743
Occidental Petroleum Corp., 6.60%, 3/15/46	1,450,000	1,494,950
Occidental Petroleum Corp., 4.10%, 2/15/47	725,000	513,876
Occidental Petroleum Corp., 4.20%, 3/15/48	700,000	519,579
Ovintiv, Inc., 8.125%, 9/15/30	500,000	549,828
Parkland Corp., 5.875%, 7/15/27(1)	1,000,000	965,773
Parkland Corp., 4.50%, 10/1/29(1)	4,975,000	4,320,763
Parkland Corp., 4.625%, 5/1/30(1)	1,625,000	1,410,565
PBF Holding Co. LLC / PBF Finance Corp., 6.00%, 2/15/28	3,600,000	3,368,304
PDC Energy, Inc., 5.75%, 5/15/26	720,000	717,766
Permian Resources Operating LLC, 5.375%, 1/15/26(1)	2,450,000	2,336,531
Permian Resources Operating LLC, 5.875%, 7/1/29(1)	1,300,000	1,225,947
Range Resources Corp., 8.25%, 1/15/29	2,195,000	2,287,409
Rockcliff Energy II LLC, 5.50%, 10/15/29(1)	375,000	346,301

Rockies Express Pipeline LLC, 3.60%, 5/15/25(1)	350,000	331,077
Rockies Express Pipeline LLC, 4.95%, 7/15/29(1)	700,000	641,141
Rockies Express Pipeline LLC, 4.80%, 5/15/30(1)	725,000	634,295
Rockies Express Pipeline LLC, 7.50%, 7/15/38(1)	250,000	228,493
Rockies Express Pipeline LLC, 6.875%, 4/15/40(1)	1,200,000	1,084,890
SM Energy Co., 5.625%, 6/1/25	1,400,000	1,369,690
SM Energy Co., 6.75%, 9/15/26	225,000	219,512
Southwestern Energy Co., 5.70%, 1/23/25	508,000	505,773
Southwestern Energy Co., 8.375%, 9/15/28	750,000	781,523
Southwestern Energy Co., 5.375%, 2/1/29	1,550,000	1,461,129
Southwestern Energy Co., 4.75%, 2/1/32	425,000	375,174
Sunoco LP / Sunoco Finance Corp., 6.00%, 4/15/27	1,775,000	1,750,450
Sunoco LP / Sunoco Finance Corp., 4.50%, 4/30/30	2,625,000	2,298,010
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 7.50%, 10/1/25(1)	500,000	499,527
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 6.00%, 12/31/30(1)	1,425,000	1,257,192
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 6.00%, 9/1/31(1)	1,550,000	1,337,345
Talos Production, Inc., 12.00%, 1/15/26	950,000	995,040
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.875%, 1/15/29	175,000	178,654
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.875%, 2/1/31	1,025,000	948,417
Teine Energy Ltd., 6.875%, 4/15/29(1)	1,600,000	1,468,674
Venture Global Calcasieu Pass LLC, 3.875%, 8/15/29(1)	50,000	43,726
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/30(1)	1,450,000	1,439,672
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/31(1)	1,700,000	1,464,340
Venture Global Calcasieu Pass LLC, 3.875%, 11/1/33(1)	1,350,000	1,107,298
Venture Global LNG, Inc., 8.125%, 6/1/28(1)	6,225,000	6,329,298
Venture Global LNG, Inc., 8.375%, 6/1/31(1)	3,650,000	3,684,702
Vermilion Energy, Inc., 6.875%, 5/1/30(1)	1,425,000	1,314,876
Vital Energy, Inc., 7.75%, 7/31/29(1)	825,000	681,417
Western Midstream Operating LP, 4.50%, 3/1/28	1,300,000	1,227,129
Western Midstream Operating LP, 4.75%, 8/15/28	725,000	688,755
Western Midstream Operating LP, 6.15%, 4/1/33	200,000	201,854
Western Midstream Operating LP, 5.45%, 4/1/44	825,000	698,219
Western Midstream Operating LP, 5.30%, 3/1/48	1,635,000	1,367,343
Western Midstream Operating LP, 5.50%, 8/15/48	675,000	566,181
		214,109,376
Paper and Forest Products — 0.2%
Ahlstrom Holding 3 Oy, 4.875%, 2/4/28(1)	200,000	166,279
Domtar Corp., 6.75%, 10/1/28(1)	1,388,000	1,179,759
Glatfelter Corp., 4.75%, 11/15/29(1)	850,000	556,942
Mercer International, Inc., 5.125%, 2/1/29	1,700,000	1,325,054
		3,228,034
Passenger Airlines — 1.0%
Air Canada, 3.875%, 8/15/26(1)	325,000	301,520
Allegiant Travel Co., 7.25%, 8/15/27(1)	1,050,000	1,047,186
American Airlines, Inc., 11.75%, 7/15/25(1)	4,300,000	4,718,940
American Airlines, Inc., 7.25%, 2/15/28(1)	1,600,000	1,592,126
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	2,925,000	2,900,400
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.75%, 4/20/29(1)	3,325,000	3,231,497
Delta Air Lines, Inc., 7.375%, 1/15/26	675,000	704,283
Delta Air Lines, Inc., 4.375%, 4/19/28	400,000	376,335
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.50%, 10/20/25(1)	141,672	138,643
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.75%, 10/20/28(1)	425,000	412,885
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd., 5.75%, 1/20/26(1)	2,000,000	1,894,956
United Airlines Pass Through Trust, Series 2020-1, Class A, 5.875%, 4/15/29	574,947	570,720
United Airlines, Inc., 4.375%, 4/15/26(1)	900,000	855,905

United Airlines, Inc., 4.625%, 4/15/29(1)	2,225,000	2,029,351
Virgin Australia Holdings Pty Ltd., VRN, 8.125%, 11/15/24(1)(3)(4)	447,500	1,287
		20,776,034
Personal Care Products — 0.3%
BellRing Brands, Inc., 7.00%, 3/15/30(1)	2,775,000	2,795,452
Edgewell Personal Care Co., 5.50%, 6/1/28(1)	1,550,000	1,466,765
Edgewell Personal Care Co., 4.125%, 4/1/29(1)	2,250,000	1,965,656
		6,227,873
Pharmaceuticals — 1.2%
180 Medical, Inc., 3.875%, 10/15/29(1)	300,000	262,012
Bausch Health Americas, Inc., 8.50%, 1/31/27(1)	3,285,000	1,802,512
Bausch Health Cos., Inc., 5.50%, 11/1/25(1)	1,500,000	1,327,425
Bausch Health Cos., Inc., 9.00%, 12/15/25(1)	2,550,000	2,227,514
Bausch Health Cos., Inc., 6.125%, 2/1/27(1)	1,475,000	945,991
Bausch Health Cos., Inc., 7.00%, 1/15/28(1)	2,075,000	907,358
Bausch Health Cos., Inc., 5.00%, 1/30/28(1)	725,000	311,783
Bausch Health Cos., Inc., 6.25%, 2/15/29(1)	400,000	172,516
Bausch Health Cos., Inc., 7.25%, 5/30/29(1)	625,000	266,369
Bausch Health Cos., Inc., 5.25%, 1/30/30(1)	825,000	343,456
Bausch Health Cos., Inc., 5.25%, 2/15/31(1)	825,000	345,625
Endo Dac / Endo Finance LLC / Endo Finco, Inc., 9.50%, 7/31/27(1)(3)(4)	3,986,000	244,142
Endo Dac / Endo Finance LLC / Endo Finco, Inc., 6.00%, 6/30/28(1)(3)(4)	1,612,000	84,630
Endo Luxembourg Finance Co. I Sarl / Endo US, Inc., 6.125%, 4/1/29(1)(3)(4)	1,350,000	1,000,343
Jazz Securities DAC, 4.375%, 1/15/29(1)	1,300,000	1,161,173
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 10.00%, 4/15/25(1)(3)	1,000,000	786,275
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 10.00%, 6/15/29(1)(3)(4)	1,017,204	160,210
Organon & Co. / Organon Foreign Debt Co-Issuer BV, 4.125%, 4/30/28(1)	3,025,000	2,688,033
Organon & Co. / Organon Foreign Debt Co-Issuer BV, 5.125%, 4/30/31(1)	3,400,000	2,809,639
P&L Development LLC / PLD Finance Corp., 7.75%, 11/15/25(1)	1,450,000	1,180,587
Par Pharmaceutical, Inc., 7.50%, 4/1/27(1)(3)(4)	3,281,000	2,429,295
Prestige Brands, Inc., 5.125%, 1/15/28(1)	800,000	760,631
Prestige Brands, Inc., 3.75%, 4/1/31(1)	1,125,000	932,889
		23,150,408
Professional Services — 0.6%
AMN Healthcare, Inc., 4.625%, 10/1/27(1)	1,100,000	1,019,245
AMN Healthcare, Inc., 4.00%, 4/15/29(1)	5,975,000	5,216,325
ASGN, Inc., 4.625%, 5/15/28(1)	2,875,000	2,603,845
Dun & Bradstreet Corp., 5.00%, 12/15/29(1)	425,000	375,190
Science Applications International Corp., 4.875%, 4/1/28(1)	1,875,000	1,746,264
		10,960,869
Real Estate Management and Development — 0.7%
Cushman & Wakefield US Borrower LLC, 6.75%, 5/15/28(1)	800,000	724,720
Forestar Group, Inc., 3.85%, 5/15/26(1)	1,225,000	1,127,006
Forestar Group, Inc., 5.00%, 3/1/28(1)	1,350,000	1,239,744
Greystar Real Estate Partners LLC, 5.75%, 12/1/25(1)	1,050,000	1,026,287
Howard Hughes Corp., 5.375%, 8/1/28(1)	3,000,000	2,674,109
Howard Hughes Corp., 4.125%, 2/1/29(1)	2,175,000	1,802,248
Howard Hughes Corp., 4.375%, 2/1/31(1)	1,150,000	918,873
Kennedy-Wilson, Inc., 4.75%, 2/1/30	950,000	717,355
Realogy Group LLC / Realogy Co.-Issuer Corp., 5.75%, 1/15/29(1)	2,085,000	1,562,390
Realogy Group LLC / Realogy Co.-Issuer Corp., 5.25%, 4/15/30(1)	2,225,000	1,583,743
		13,376,475
Semiconductors and Semiconductor Equipment — 0.2%
Amkor Technology, Inc., 6.625%, 9/15/27(1)	625,000	626,741
ams-OSRAM AG, 7.00%, 7/31/25(1)	1,350,000	1,193,291

ON Semiconductor Corp., 3.875%, 9/1/28(1)	1,575,000	1,435,180
Synaptics, Inc., 4.00%, 6/15/29(1)	1,350,000	1,134,994
		4,390,206
Software — 2.6%
Boxer Parent Co., Inc., 7.125%, 10/2/25(1)	675,000	676,478
Camelot Finance SA, 4.50%, 11/1/26(1)	1,750,000	1,650,145
Castle US Holding Corp., 9.50%, 2/15/28(1)	2,375,000	1,346,732
Cloud Software Group, Inc., 6.50%, 3/31/29(1)	6,400,000	5,704,517
Cloud Software Group, Inc., 9.00%, 9/30/29(1)	9,575,000	8,372,806
Consensus Cloud Solutions, Inc., 6.50%, 10/15/28(1)	825,000	706,117
Elastic NV, 4.125%, 7/15/29(1)	1,400,000	1,209,039
Fair Isaac Corp., 4.00%, 6/15/28(1)	1,150,000	1,056,052
Gen Digital, Inc., 6.75%, 9/30/27(1)	1,575,000	1,572,274
Gen Digital, Inc., 7.125%, 9/30/30(1)	2,325,000	2,330,985
GoTo Group, Inc., 5.50%, 9/1/27(1)	3,100,000	1,710,112
Helios Software Holdings, Inc. / ION Corporate Solutions Finance Sarl, 4.625%, 5/1/28(1)	1,400,000	1,193,878
NCR Corp., 5.75%, 9/1/27(1)	2,200,000	2,202,199
NCR Corp., 5.00%, 10/1/28(1)	1,350,000	1,206,347
NCR Corp., 5.125%, 4/15/29(1)	3,875,000	3,433,988
NCR Corp., 6.125%, 9/1/29(1)	2,925,000	2,930,078
NCR Corp., 5.25%, 10/1/30(1)	700,000	609,601
Open Text Corp., 6.90%, 12/1/27(1)	950,000	968,183
Open Text Corp., 3.875%, 2/15/28(1)	1,925,000	1,697,195
Open Text Corp., 3.875%, 12/1/29(1)	2,425,000	2,029,222
Open Text Holdings, Inc., 4.125%, 2/15/30(1)	2,100,000	1,780,179
Open Text Holdings, Inc., 4.125%, 12/1/31(1)	3,575,000	2,935,601
Rocket Software, Inc., 6.50%, 2/15/29(1)	525,000	442,630
SS&C Technologies, Inc., 5.50%, 9/30/27(1)	3,220,000	3,086,878
Veritas US, Inc. / Veritas Bermuda Ltd., 7.50%, 9/1/25(1)	1,925,000	1,564,709
		52,415,945
Specialized REITs — 0.5%
Iron Mountain, Inc., 4.875%, 9/15/27(1)	350,000	330,957
Iron Mountain, Inc., 5.25%, 3/15/28(1)	2,225,000	2,082,606
Iron Mountain, Inc., 5.00%, 7/15/28(1)	650,000	602,861
Iron Mountain, Inc., 4.875%, 9/15/29(1)	200,000	179,207
Iron Mountain, Inc., 5.25%, 7/15/30(1)	3,225,000	2,908,917
Iron Mountain, Inc., 4.50%, 2/15/31(1)	3,550,000	3,053,492
Iron Mountain, Inc., 5.625%, 7/15/32(1)	175,000	156,810
SBA Communications Corp., 3.875%, 2/15/27	200,000	184,421
SBA Communications Corp., 3.125%, 2/1/29	275,000	233,353
		9,732,624
Specialty Retail — 2.6%
Abercrombie & Fitch Management Co., 8.75%, 7/15/25(1)	1,075,000	1,092,246
Arko Corp., 5.125%, 11/15/29(1)	375,000	305,143
Asbury Automotive Group, Inc., 4.50%, 3/1/28	745,000	683,814
Asbury Automotive Group, Inc., 4.625%, 11/15/29(1)	825,000	733,205
Asbury Automotive Group, Inc., 4.75%, 3/1/30	425,000	378,127
Asbury Automotive Group, Inc., 5.00%, 2/15/32(1)	575,000	501,256
Bath & Body Works, Inc., 9.375%, 7/1/25(1)	303,000	321,907
Bath & Body Works, Inc., 5.25%, 2/1/28	50,000	47,580
Bath & Body Works, Inc., 7.50%, 6/15/29	943,000	956,508
Bath & Body Works, Inc., 6.625%, 10/1/30(1)	1,700,000	1,643,080
Bath & Body Works, Inc., 6.875%, 11/1/35	145,000	132,895
Bath & Body Works, Inc., 6.75%, 7/1/36	3,775,000	3,401,771
BCPE Ulysses Intermediate, Inc., 7.75% Cash or 8.50% PIK, 4/1/27(1)	1,175,000	1,035,892

eG Global Finance PLC, 6.75%, 2/7/25(1)	1,400,000	1,361,717
eG Global Finance PLC, 8.50%, 10/30/25(1)	1,000,000	971,457
Evergreen Acqco 1 LP / TVI, Inc., 9.75%, 4/26/28(1)	518,000	536,146
Ferrellgas LP / Ferrellgas Finance Corp., 5.375%, 4/1/26(1)	3,425,000	3,188,702
Ferrellgas LP / Ferrellgas Finance Corp., 5.875%, 4/1/29(1)	3,500,000	2,935,889
Gap, Inc., 3.625%, 10/1/29(1)	700,000	495,354
Ken Garff Automotive LLC, 4.875%, 9/15/28(1)	800,000	704,794
LBM Acquisition LLC, 6.25%, 1/15/29(1)	1,600,000	1,325,800
Lithia Motors, Inc., 4.625%, 12/15/27(1)	2,275,000	2,127,284
Lithia Motors, Inc., 3.875%, 6/1/29(1)	3,250,000	2,827,403
LSF9 Atlantis Holdings LLC / Victra Finance Corp., 7.75%, 2/15/26(1)	2,425,000	2,260,468
Michaels Cos., Inc., 5.25%, 5/1/28(1)	425,000	343,812
Michaels Cos., Inc., 7.875%, 5/1/29(1)	325,000	219,375
Murphy Oil USA, Inc., 5.625%, 5/1/27	150,000	146,080
Murphy Oil USA, Inc., 4.75%, 9/15/29	1,275,000	1,171,738
Park River Holdings, Inc., 5.625%, 2/1/29(1)	600,000	465,774
PetSmart, Inc. / PetSmart Finance Corp., 4.75%, 2/15/28(1)	2,200,000	2,035,604
PetSmart, Inc. / PetSmart Finance Corp., 7.75%, 2/15/29(1)	1,100,000	1,094,212
Sonic Automotive, Inc., 4.625%, 11/15/29(1)	1,370,000	1,148,818
Sonic Automotive, Inc., 4.875%, 11/15/31(1)	1,950,000	1,602,209
Specialty Building Products Holdings LLC / SBP Finance Corp., 6.375%, 9/30/26(1)	1,850,000	1,750,637
SRS Distribution, Inc., 4.625%, 7/1/28(1)	1,025,000	916,514
SRS Distribution, Inc., 6.00%, 12/1/29(1)	750,000	648,371
Staples, Inc., 7.50%, 4/15/26(1)	4,355,000	3,602,752
Staples, Inc., 10.75%, 4/15/27(1)	2,950,000	1,717,906
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 6/1/31(1)	1,325,000	1,111,230
Superior Plus LP / Superior General Partner, Inc., 4.50%, 3/15/29(1)	1,350,000	1,184,706
Victoria's Secret & Co., 4.625%, 7/15/29(1)	650,000	475,662
White Cap Buyer LLC, 6.875%, 10/15/28(1)	1,350,000	1,225,240
White Cap Parent LLC, 8.25% Cash or 9.00% PIK, 3/15/26(1)	1,608,000	1,542,016
		52,371,094
Technology Hardware, Storage and Peripherals — 0.4%
Diebold Nixdorf, Inc., 9.375%, 7/15/25(1)(3)(4)	1,236,000	237,930
Diebold Nixdorf, Inc., 8.50% PIK, 10/15/26(1)(3)(4)	1,373,587	17,838
Seagate HDD Cayman, 4.09%, 6/1/29	450,000	396,371
Seagate HDD Cayman, 4.125%, 1/15/31	3,385,000	2,777,134
Seagate HDD Cayman, 9.625%, 12/1/32(1)	2,647,275	2,924,095
Xerox Holdings Corp., 5.00%, 8/15/25(1)	1,775,000	1,677,339
Xerox Holdings Corp., 5.50%, 8/15/28(1)	875,000	745,262
		8,775,969
Textiles, Apparel and Luxury Goods — 0.2%
Crocs, Inc., 4.25%, 3/15/29(1)	750,000	638,490
Crocs, Inc., 4.125%, 8/15/31(1)	2,000,000	1,617,810
Eagle Intermediate Global Holding BV / Eagle US Finance LLC, 7.50%, 5/1/25(1)	900,000	596,141
Hanesbrands, Inc., 9.00%, 2/15/31(1)	1,125,000	1,134,862
Kontoor Brands, Inc., 4.125%, 11/15/29(1)	1,000,000	836,188
		4,823,491
Trading Companies and Distributors — 0.5%
Alta Equipment Group, Inc., 5.625%, 4/15/26(1)	775,000	720,943
Beacon Roofing Supply, Inc., 4.50%, 11/15/26(1)	550,000	522,477
Beacon Roofing Supply, Inc., 4.125%, 5/15/29(1)	2,100,000	1,860,799
Fly Leasing Ltd., 7.00%, 10/15/24(1)	1,500,000	1,348,560
Fortress Transportation & Infrastructure Investors LLC, 6.50%, 10/1/25(1)	1,777,000	1,752,235
Fortress Transportation & Infrastructure Investors LLC, 9.75%, 8/1/27(1)	1,800,000	1,860,608
Fortress Transportation & Infrastructure Investors LLC, 5.50%, 5/1/28(1)	1,700,000	1,557,401

Foundation Building Materials, Inc., 6.00%, 3/1/29(1)	1,400,000	1,170,771
		10,793,794
Transportation Infrastructure — 0.1%
First Student Bidco, Inc. / First Transit Parent, Inc., 4.00%, 7/31/29(1)	475,000	402,924
Seaspan Corp., 5.50%, 8/1/29(1)	2,750,000	2,156,880
		2,559,804
Water Utilities — 0.1%
Solaris Midstream Holdings LLC, 7.625%, 4/1/26(1)	1,500,000	1,453,116
Wireless Telecommunication Services — 0.5%
Digicel Group Holdings Ltd., 5.00% Cash plus 3.00% PIK, 4/1/25(1)(3)(4)	1,369,664	595,804
Sprint LLC, 7.625%, 3/1/26	450,000	467,853
T-Mobile USA, Inc., 2.625%, 4/15/26	425,000	394,250
T-Mobile USA, Inc., 2.625%, 2/15/29	1,225,000	1,065,049
Vmed O2 UK Financing I PLC, 4.25%, 1/31/31(1)	3,150,000	2,549,793
Vmed O2 UK Financing I PLC, 4.75%, 7/15/31(1)	2,800,000	2,331,178
Vodafone Group PLC, VRN, 7.00%, 4/4/79	1,875,000	1,925,963
		9,329,890
TOTAL CORPORATE BONDS (Cost $2,077,482,305)		1,901,137,475
PREFERRED STOCKS — 1.4%
Banks — 0.7%
Bank of America Corp., 5.125%	1,149,000	1,117,747
Bank of America Corp., 5.875%	50,000	45,875
Bank of America Corp., 6.25%	1,250,000	1,237,500
Bank of America Corp., 6.30%	25,000	25,056
Barclays PLC, 6.125%	600,000	526,650
Barclays PLC, 7.75%	750,000	736,800
Barclays PLC, 8.00%	1,445,000	1,368,993
Barclays PLC, 8.00%	475,000	425,553
Citigroup, Inc., 4.00%	750,000	642,187
Citigroup, Inc., 4.70%	2,525,000	2,175,035
Citigroup, Inc., 6.25%	600,000	591,918
Citigroup, Inc., 9.55%	425,000	427,550
JPMorgan Chase & Co., 4.60%	2,050,000	1,916,750
JPMorgan Chase & Co., 6.00%	720,000	722,318
JPMorgan Chase & Co., 6.10%	725,000	723,786
JPMorgan Chase & Co., 6.125%	1,025,000	1,022,953
NatWest Group PLC, 8.00%	550,000	535,882
		14,242,553
Capital Markets — 0.1%
Goldman Sachs Group, Inc., 4.95%	1,750,000	1,654,152
Construction Materials†
Cemex SAB de CV, 5.125%(1)	725,000	645,848
Consumer Finance — 0.1%
Ally Financial, Inc., 4.70%	1,550,000	1,097,594
Electric Utilities — 0.1%
Electricite de France SA, 9.125%(1)	1,200,000	1,233,576
NRG Energy, Inc., 10.25%(1)	1,325,000	1,250,780
		2,484,356
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp., 7.00%(1)	2,235,000	1,952,552
Oil, Gas and Consumable Fuels — 0.3%
Energy Transfer LP, 9.35%	600,000	539,250
Global Partners LP, 9.50%	51,189	1,316,581
Gulfport Energy Corp., 10.00% Cash or 15.00% PIK	113	720,375

Plains All American Pipeline LP, 9.43%	4,450,000	3,983,322
		6,559,528
TOTAL PREFERRED STOCKS (Cost $29,086,700)		28,636,583
COMMON STOCKS — 0.6%
Building Products†
Hardwood Holdings LLC (Acquired 4/27/21, Cost $12,630)(4)(6)	1,684	117,880
Diversified Telecommunication Services — 0.1%
Intelsat SA(4)	32,303	842,570
Energy Equipment and Services — 0.1%
Nine Energy Service, Inc.(4)	9,875	37,821
Parker Drilling Co(4)	11,530	129,713
Superior Energy Services (Acquired 2/16/21, Cost $1,781,815)(6)	31,903	2,206,624
		2,374,158
Gas Utilities†
Ferrellgas Partners LP, Class B	364	50,960
Independent Power and Renewable Electricity Producers†
Talen Energy Corp.(4)	659	33,049
Talen Energy Supply LLC(4)	3,574	157,935
		190,984
IT Services — 0.2%
Carnelian Point Holdings LP(4)	2,222	3,679,410
Machinery†
UC Holdings, Inc. (Acquired 9/21/15 - 4/1/23, Cost $115,380)(4)(6)	11,932	50,710
Media†
iHeartMedia, Inc., Class A(4)	342	1,245
TPC Holdings, Inc., A Shares (Acquired 11/16/22, Cost $97,580)(4)(6)	7,517	204,838
		206,083
Metals and Mining†
Petra Diamonds Ltd.(4)	108,200	92,429
Oil, Gas and Consumable Fuels — 0.2%
Athabasca Oil Corp. (Acquired 11/16/22 Cost $1,194,513)(4)(6)	532,456	1,144,780
Bruin Blocker LLC (Acquired 7/23/18 - 9/19/19, Cost $29,473)(4)(6)	1,651	1,420
Canvas Energy, Inc. (Acquired 6/26/18 - 7/1/22, Cost $1,472,667)(6)	29,188	1,313,460
Sabine Oil & Gas Holdings, Inc. (Acquired 5/30/17, Cost $578)(4)(6)	13	182
Summit Midstream Partners LP(4)	45,521	739,716
Warren Resources, Inc.(4)	960	—
		3,199,558
TOTAL COMMON STOCKS (Cost $14,358,693)		10,804,742
BANK LOAN OBLIGATIONS(7) — 0.5%
Chemicals†
Consolidated Energy Finance, S.A., Term Loan B, 8.04%, (3-month LIBOR plus 2.50%), 5/7/25	844,778	827,566
Diversified Telecommunication Services — 0.1%
Consolidated Communications, Inc., 2021 Term Loan B, 8.72%, (1-month SOFR plus 3.50%), 10/2/27	1,925,000	1,706,378
Energy Equipment and Services†
Parker Drilling Co, 2nd Lien PIK Term Loan, 11.00% Cash plus 2.00% PIK, 3/26/24	223,314	220,244
Entertainment†
Allen Media, LLC, 2021 Term Loan B, 10.89%, (3-month SOFR plus 5.50%), 2/10/27	838,925	726,869
Health Care Equipment and Supplies†
Avantor Funding, Inc., 2021 Term Loan B5, 7.45%, (1-month SOFR plus 2.25%), 11/8/27	553,818	554,281
Embecta Corp, Term Loan B, 8.34%, (6-month SOFR plus 3.00%), 3/30/29	122,364	121,931
		676,212
Hotels, Restaurants and Leisure — 0.2%
Formula One Holdings Limited, Term Loan B, 8.10%, (1-month SOFR plus 3.00%), 1/15/30	450,000	450,619
Scientific Games Holdings LP, 2022 USD Term Loan B, 8.42%, (3-month SOFR plus 3.50%), 4/4/29	1,935,375	1,914,812

UFC Holdings, LLC, 2021 Term Loan B, 8.05%, (3-month LIBOR plus 2.75%), 4/29/26	739,156	739,203
		3,104,634
Media†
Diamond Sports Group, LLC, 2022 2nd Lien Term Loan, 8.03%, (3-month SOFR plus 3.25%), 8/24/26(3)(4)	604,828	21,671
DirecTV Financing, LLC, Term Loan, 10.22%, (1-month LIBOR plus 5.00%), 8/2/27	574,091	562,529
Univision Communications Inc., 2022 First Lien Term Loan B, 9.49%, (3-month SOFR plus 4.25%), 6/24/29	74,438	74,406
		658,606
Software — 0.1%
Cloud Software Group, Inc., 2022 USD Term Loan A, 9.84%, (3-month SOFR plus 4.50%), 9/29/28	1,271,425	1,193,448
Specialty Retail†
Staples, Inc., 7 Year Term Loan, 10.30%, (3-month LIBOR plus 5.00%), 4/16/26	906,904	778,523
Technology Hardware, Storage and Peripherals — 0.1%
Diebold Nixdorf, Incorporated, 2023 DIP Term Loan B1, 12.67%, (1-month SOFR plus 7.50%), 10/2/23	532,347	505,919
Diebold Nixdorf, Incorporated, 2023 DIP Term Loan B2, 12.67%, (1-month SOFR plus 7.50%), 10/2/23	345,838	328,668
		834,587
TOTAL BANK LOAN OBLIGATIONS (Cost $11,797,323)		10,727,067
CONVERTIBLE BONDS — 0.1%
IT Services — 0.1%
Carnelian Point Holdings LP, 5.00% PIK, 6/30/28(1)	241,256	1,230,623
Wireless Telecommunication Services†
Digicel Group Holdings Ltd., 7.00% PIK(1)(3)(4)(8)	183,900	21,366
TOTAL CONVERTIBLE BONDS (Cost $2,404,178)		1,251,989
WARRANTS†
Diversified Telecommunication Services†
Intelsat SA(4)	6	6
Hotels, Restaurants and Leisure†
CWT Travel Holdings Inc.(4)	7,905	79
CWT Travel Holdings Inc.(4)	8,321	83
		162
Independent Power and Renewable Electricity Producers†
Vistra Corp.(4)	1,215	73
Oil, Gas and Consumable Fuels†
California Resources Corp.(4)	66	783
Denbury, Inc.(4)	8,187	490,974
		491,757
TOTAL WARRANTS (Cost $2,454,786)		491,998
ESCROW INTERESTS(9)†
Banks†
Washington Mutual, Inc.(4)	250,000	1,875
Diversified Telecommunication Services†
Intelsat Jackson Holdings SA(4)	2,950,000	295
Intelsat Jackson Holdings SA(4)	400,000	40
		335
Electric Utilities†
GenOn Energy, Inc.(4)	450,000	—
RRI Energy, Inc.(4)	75,000	—
		—
Energy Equipment and Services†
Basic Energy Services, Inc.(4)	275,000	3,437
Ground Transportation†
Hertz Corp.(4)	1,075,000	96,750
Oil, Gas and Consumable Fuels†
Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp.(4)	950,000	5,700

Gulfport Energy Corp.(4)	800,000	1,504
Gulfport Energy Corp.(4)	1,020,000	1,918
Gulfport Energy Corp.(4)	1,402,000	2,636
Sanchez Energy Corp.(4)	3,990,000	69,825
Sanchez Energy Corp.(4)	2,475,000	43,312
		124,895
Paper and Forest Products†
Appvion, Inc., Escrow(4)	200,000	—
TOTAL ESCROW INTERESTS (Cost $5,688,579)		227,292
RIGHTS†
Diversified Telecommunication Services†
Intelsat Jackson Holdings SA(4)	3,381	23,104
Intelsat Jackson Holdings SA(4)	3,381	19,159
		42,263
Independent Power and Renewable Electricity Producers†
Vistra Corp.	3,425	4,110
TOTAL RIGHTS (Cost $—)		46,373
SHORT-TERM INVESTMENTS — 0.5%
Money Market Funds — 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $9,693,314)	9,693,314	9,693,314
TOTAL INVESTMENT SECURITIES — 98.5% (Cost $2,152,965,878)		1,963,016,833
OTHER ASSETS AND LIABILITIES — 1.5%		30,876,140
TOTAL NET ASSETS — 100.0%		$1,993,892,973

NOTES TO SCHEDULE OF INVESTMENTS
LIBOR	–	London Interbank Offered Rate
PIK	–	Payment in Kind. Security may elect to pay a cash rate and/or an in kind rate.
SOFR	–	Secured Overnight Financing Rate
USD	–	United States Dollar
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $1,497,868,707, which represented 75.1% of total net assets.
(2)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(3)Security is in default.
(4)Non-income producing.
(5)Maturity is in default.
(6)Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $5,039,894, which represented 0.3% of total net assets.
(7)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(8)Perpetual maturity with no stated maturity date.
(9)Escrow interests represent beneficial interests in bankruptcy reorganizations or liquidation proceedings and may be subject to resale, redemption, or transferability restrictions. The amount and timing of future payments, if any, cannot be predicted with certainty.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, bank loan obligations and convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$1,901,137,475	—
Preferred Stocks	$1,316,581	27,320,002	—
Common Stocks	2,007,571	8,797,171	—
Bank Loan Obligations	—	10,727,067	—
Convertible Bonds	—	1,251,989	—
Warrants	856	491,142	—
Escrow Interests	—	227,292	—
Rights	—	46,373	—
Short-Term Investments	9,693,314	—	—
	$13,018,322	$1,949,998,511	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.